SEC. File Nos.  033-12447
                        811-05104

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 30

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 31
____________________

CAPITAL WORLD BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________________

KIMBERLY S. VERDICK, Secretary
Capital World Bond Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
____________________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street
Los Angeles, California 90071-2228
(Counsel for the Registrant)
____________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 2007, pursuant to paragraph (b) of rule 485.

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

Capital World
Bond Fund/(R)/

 PROSPECTUS

 December 1, 2007

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
22    Sales charges
25    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
28    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.
The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world.  Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/ or markets, may be affected to a greater extent.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                           Capital World Bond Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1997  -0.36%
1998  10.16
1999  -3.18
2000   1.46
2001   1.53
2002  16.45
2003  18.86
2004  11.38
2005  -2.86
2006   7.60
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      8.45%  (quarter ended December 31, 2004)
LOWEST                      -3.57%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 6.68%.

                                       2

Capital World Bond Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.
 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies only if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                       3

                                           Capital World Bond Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 8/4/87
 Before taxes                          3.57%    9.17%    5.44%         7.41%
 After taxes on distributions          2.37     7.72     3.77        N/A
 After taxes on distributions and      2.31     7.09     3.62        N/A
sale of fund shares
-------------------------------------------------------------------------------

                                    1 YEAR  5 YEARS   LIFETIME/1/
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       1.77%     8.89%      7.14%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       5.79      9.13       7.97
------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/16/01
 Before taxes                       7.67     10.00       8.93
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       3.59    N/A          9.53
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/25/02
 Before taxes                       1.68    N/A          9.23
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/28/02
 Before taxes                       5.68    N/A          9.54
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 5/16/02
 Before taxes                       7.25    N/A          9.85
------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                       7.83    N/A          9.82
------------------------------------------------------------------

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Global Aggregate   6.64%    7.85%      5.52%         N/A
Index/3/
 Citigroup World Government Bond    6.12     8.41       5.24         7.45%
Index/4/
 Lipper Global Income Funds         7.21     7.60       5.14          N/A/6/
Index/5/
 Consumer Price Index/7/            2.54     2.69       2.44         3.00
-------------------------------------------------------------------------------
 Class A 30-day annualized yield at September 30, 2007: 4.78%/8/
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Class A shares were first sold; therefore, lifetime results are not shown.
4 Citigroup World Government Bond Index (formerly Salomon Smith Barney World
 Government Bond Index) is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries meeting certain market capitalization requirements. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 This index was not in existence as of the date Class A shares were first sold.
 Lifetime results for the Lipper Global Income Funds Average were 7.45%. The
 Lipper Global Income Funds Average is composed of funds with the same characteristics as funds in this index.
7 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
8 Reflects a fee waiver (4.74% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

Capital World Bond Fund / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases    3.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 Management fees/8/                  0.50%    0.50%    0.50%    0.50%
-------------------------------------------------------------------------------
 Distribution and/or service         0.28     1.00     1.00     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.20     0.21     0.24     0.17
-------------------------------------------------------------------------------
 Total annual fund operating         0.98     1.71     1.74     0.92
 expenses/8/
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees/8/                  0.50%    0.50%    0.50%    0.50%    0.50%
-------------------------------------------------------------------------------
 Distribution and/or service         0.20     1.00     1.00     0.50       --
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/10,12/               0.30     0.32     0.31     0.30     0.30
-------------------------------------------------------------------------------
 Total annual fund operating         1.00     1.82     1.81     1.30     0.80
 expenses/8/

1 Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
2 Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
5 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
7 The contingent deferred sales charge is eliminated one year after purchase.
8 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
 Highlights table in this prospectus and in the fund's annual report.
9 Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees may not exceed
 1.00% of each class' average net assets annually.
10 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
11 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees may not exceed 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed
 .75% of the class' average net assets annually.
12 Includes .10% paid to a state or states for oversight and administrative services.

                                       5

                                           Capital World Bond Fund / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                 $471   $  675   $  896     $1,531
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           674      939    1,128      1,826
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        174      539      928      1,826
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           277      548      944      2,052
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           177      548      944      2,052
-------------------------------------------------------------------------------
 Class F -- excluding intermediary            94      293      509      1,131
fees/5/
-------------------------------------------------------------------------------
 Class 529-A/1,6/                            493      721      965      1,657
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     705    1,011    1,242      2,022
redemption/2,6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  205      611    1,042      2,022
redemption/3,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     304      608    1,037      2,225
redemption/4,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    204      608    1,037      2,225
-------------------------------------------------------------------------------
 Class 529-E/6/                              152      451      770      1,669
-------------------------------------------------------------------------------
 Class 529-F -- excluding intermediary       102      295      503      1,094
fees/5,6/

1 Reflects the maximum initial sales charge.
2 Reflects applicable contingent deferred sales charges through year six and
 Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
6 Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                       6

Capital World Bond Fund / Prospectus


Investment objective, strategies and risks

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.
Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa or BBB or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser).
The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be suc-

                                       7

                                           Capital World Bond Fund / Prospectus

cessful in doing so. Although the fund is non-diversified, the fund intends to limit the amount it invests in any single issuer.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

                                       8

Capital World Bond Fund / Prospectus


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FROM 8/4/87
 Before taxes                          7.60%   10.01%    5.84%        7.62%
 After taxes on distributions          6.36     8.55     4.17          N/A
 After taxes on distributions and      4.94     7.83     3.98          N/A
sale of fund shares
-------------------------------------------------------------------------------

                                    1 YEAR  5 YEARS   LIFETIME/1/
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       6.77%     9.17%      7.14%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       6.79      9.13       7.97
------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/16/01
 Before taxes                       7.67     10.00       8.93
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       7.62    N/A         10.38
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/25/02
 Before taxes                       6.68    N/A          9.52
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/28/02
 Before taxes                       6.68    N/A          9.54
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 5/16/02
 Before taxes                       7.25    N/A          9.85
------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                       7.83    N/A          9.82
------------------------------------------------------------------

                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Global      6.64%      7.85%        5.52%           N/A
Aggregate Index/3/
 Citigroup World             6.12       8.41         5.24           7.45%
Government Bond Index/4/
 Lipper Global Income        7.21       7.60         5.14            N/A/6/
Funds Index/5/
 Consumer Price Index/7/     2.54       2.69         2.44           3.00
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 3.33%/8/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Class A shares were first sold; therefore, lifetime results are not shown.
4 Citigroup World Government Bond Index (formerly Salomon Smith Barney World
 Government Bond Index) is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries meeting certain market capitalization requirements. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 This index was not in existence as of the date Class A shares were first sold.
 Lifetime results for the Lipper Global Income Funds Average were 7.45%. The
 Lipper Global Income Funds Average is composed of funds with the same characteristics as funds in this index.
7 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
8 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       9

                                           Capital World Bond Fund / Prospectus

HOLDINGS BY TYPE OF INVESTMENT AS OF SEPTEMBER 30, 2007

[begin pie chart]

Non-U.S corporate bonds & notes         16.0%
U.S. corporate bonds & notes             8.9
Mortgage- and asset-backed
  obligations                            8.6
U.S. Treasury bonds & notes              3.4
U.S. government agency bonds &
  notes                                  0.9
Non-U.S. government/agency
  securities                            53.4
Other securities                         3.3
Short-term securities & other
  assets less liabilities                5.5

[end pie chart]

 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2007
 See the statement of additional information for a description of quality categories.
                                             PERCENT OF NET ASSETS
 U.S. government obligations*                               3.7%
-------------------------------------------------------------------------------
 Federal agencies                                           2.7
-------------------------------------------------------------------------------
 Aaa/AAA                                                   28.4
-------------------------------------------------------------------------------
 Aa/AA                                                     12.4
-------------------------------------------------------------------------------
 A/A                                                       23.1
-------------------------------------------------------------------------------
 Baa/BBB                                                   10.0
-------------------------------------------------------------------------------
 Ba/BB                                                      8.7
-------------------------------------------------------------------------------
 B/B                                                        4.3
-------------------------------------------------------------------------------
 Caa/CCC                                                    1.2

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

 CURRENCY WEIGHTINGS BY REGION AS OF SEPTEMBER 30, 2007

                                   BEFORE                           AFTER
                                   FORWARD                         FORWARD
                                  CONTRACTS                       CONTRACTS

 United States                      34.2%                           28.1%
--------------------------------------------------------------------------------------
 Europe                             38.4                            41.6
--------------------------------------------------------------------------------------
 Asia/Pacific Basin                 16.4                            19.0
--------------------------------------------------------------------------------------
 Other*                             11.0                            11.3
--------------------------------------------------------------------------------------
Currency weightings may differ due to the fund's use of forward currency contracts designed to control its exposure to fluctuations in exchange rates. Short-term investments, cash equivalents, receivables and payables are included in the currency weightings.
--------------------------------------------------------------------------------------

* Argentina, Brazil, Canada, Colombia, Dominican Republic, Egypt, Israel,
 Mexico, Uruguay.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

Capital World Bond Fund / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within

                                       11

                                           Capital World Bond Fund / Prospectus

45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for Capital World Bond Fund are:

                                            PRIMARY TITLE WITH      PORTFOLIO
                           PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/      COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)          IN THIS FUND      EXPERIENCE              OF THE FUND
-------------------------------------------------------------------------------------------

 MARK H. DALZELL            17 years        Senior Vice President   Serves as a
 President                                  - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 30
                                            years in total;
                                            19 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 THOMAS H. HOGH             12 years        Senior Vice President   Serves as a
 Vice President         (plus 2 years of    - Fixed Income,         fixed-income portfolio
                        prior experience    Capital Research        counselor
                             as an          Company
                       investment analyst
                         for the fund)      Investment
                                            professional for 21
                                            years in total;
                                            18 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 JAMES R. MULALLY           20 years        Senior Vice President   Serves as a
                                            - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 31
                                            years in total;
                                            27 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 ROBERT H. NEITHART         8 years         Executive Vice          Serves as a
                        (plus 4 years of    President and           fixed-income portfolio
                        prior experience    Director, Capital       counselor
                             as an          International
                       investment analyst   Research, Inc.
                         for the fund)
                                            Investment
                                            professional for 20
                                            years, all with
                                            Capital Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 SUSAN M. TOLSON            8 years         Senior Vice President   Serves as a
                                            - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 19
                                            years in total;
                                            18 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate

                                       12

Capital World Bond Fund / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

                                           Capital World Bond Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES
American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

Capital World Bond Fund / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class
529-E shares are available only to investors participating through an eligible employer plan.
Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);
.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses); and

.. availability of share classes:
 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES.

                                       15

                                           Capital World Bond Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES

 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than F shares,
                         depending on relative expenses
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, and may be higher than A shares, depending
                         on relative expenses
 Purchase maximum        none
 Conversion              none

                                       16

Capital World Bond Fund / Prospectus


Purchase and exchange of shares
THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. In the case of accounts other than 529 accounts, if no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days.
Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of
The Cash Management Trust of America on the third business day after receipt of your investment.

In the case of accounts other than 529 accounts, if no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excludes exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days.
Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of
The Cash Management Trust of America on the third business day after receipt of your investment.

PURCHASE OF CLASS A, B AND C SHARES
You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

                                       17

                                           Capital World Bond Fund / Prospectus

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares

                                       18

Capital World Bond Fund / Prospectus


held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series/(R)/; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       19

                                           Capital World Bond Fund / Prospectus

the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529          $    250/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll               25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

1 Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
2 For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.
If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes).
Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

                                       20

Capital World Bond Fund / Prospectus


VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       21

                                           Capital World Bond Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

                                       22

Capital World Bond Fund / Prospectus


.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).
Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS
 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

                                       23

                                           Capital World Bond Fund / Prospectus

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       24

Capital World Bond Fund / Prospectus


Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE
AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL
INFORMATION OR FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

                                       25

                                           Capital World Bond Fund / Prospectus

 CONCURRENT PURCHASES
 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding direct purchases of American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class
 A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention.
 A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a
 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

                                       26

Capital World Bond Fund / Prospectus


.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and con-

                                       27

                                           Capital World Bond Fund / Prospectus

ditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated

                                       28

Capital World Bond Fund / Prospectus


with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:
  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.
 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.
If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds from a Class B share redemption made during

                                       29

                                           Capital World Bond Fund / Prospectus

the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds
Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET
Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       30

Capital World Bond Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to you, usually in March, June, October and December. It is anticipated that the first three dividends distributed each year generally will be the same; the December dividend may be greater or less than the first three, reflecting the impact of foreign currency transactions or other investments.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS
Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       31

                                           Capital World Bond Fund / Prospectus

Financial highlights
The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  INCOME FROM INVESTMENT OPERATIONS/1/          DIVIDENDS AND DISTRIBUTIONS
                                                  Net
                                                 gains
                                                (losses)
                                                   on
                      Net asset                securities                Dividends                       Total
                       value,       Net      (both realized  Total from  (from net   Distributions     dividends      Net asset
                      beginning  investment       and        investment  investment      (from            and       value, end of
                       of year     income     unrealized)    operations   income)    capital gains)  distributions      year
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007   $18.93       $.84         $1.04         $1.88       $(.64)        $  --          $(.64)         $20.17
Year ended 9/30/2006    19.34        .78          (.23)          .55        (.74)         (.22)          (.96)          18.93
Year ended 9/30/2005    19.02        .74           .50          1.24        (.82)         (.10)          (.92)          19.34
Year ended 9/30/2004    18.37        .69           .74          1.43        (.78)           --           (.78)          19.02
Year ended 9/30/2003    15.60        .72          2.55          3.27        (.50)           --           (.50)          18.37
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2007    18.79        .69          1.04          1.73        (.50)           --           (.50)          20.02
Year ended 9/30/2006    19.21        .63          (.23)          .40        (.60)         (.22)          (.82)          18.79
Year ended 9/30/2005    18.90        .58           .51          1.09        (.68)         (.10)          (.78)          19.21
Year ended 9/30/2004    18.27        .55           .73          1.28        (.65)           --           (.65)          18.90
Year ended 9/30/2003    15.52        .58          2.55          3.13        (.38)           --           (.38)          18.27
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2007    18.71        .68          1.03          1.71        (.50)           --           (.50)          19.92
Year ended 9/30/2006    19.13        .62          (.23)          .39        (.59)         (.22)          (.81)          18.71
Year ended 9/30/2005    18.84        .57           .50          1.07        (.68)         (.10)          (.78)          19.13
Year ended 9/30/2004    18.22        .54           .73          1.27        (.65)           --           (.65)          18.84
Year ended 9/30/2003    15.48        .57          2.54          3.11        (.37)           --           (.37)          18.22
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2007   $18.85       $.85         $1.03         $1.88       $(.65)        $  --          $(.65)         $20.08
Year ended 9/30/2006    19.26        .78          (.23)          .55        (.74)         (.22)          (.96)          18.85
Year ended 9/30/2005    18.95        .73           .50          1.23        (.82)         (.10)          (.92)          19.26
Year ended 9/30/2004    18.31        .69           .73          1.42        (.78)           --           (.78)          18.95
Year ended 9/30/2003    15.55        .71          2.54          3.25        (.49)           --           (.49)          18.31
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2007    18.97        .83          1.04          1.87        (.63)           --           (.63)          20.21
Year ended 9/30/2006    19.38        .78          (.23)          .55        (.74)         (.22)          (.96)          18.97
Year ended 9/30/2005    19.07        .73           .50          1.23        (.82)         (.10)          (.92)          19.38
Year ended 9/30/2004    18.41        .69           .74          1.43        (.77)           --           (.77)          19.07
Year ended 9/30/2003    15.63        .72          2.56          3.28        (.50)           --           (.50)          18.41
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2007    18.84        .67          1.04          1.71        (.48)           --           (.48)          20.07
Year ended 9/30/2006    19.26        .61          (.23)          .38        (.58)         (.22)          (.80)          18.84
Year ended 9/30/2005    18.95        .55           .51          1.06        (.65)         (.10)          (.75)          19.26
Year ended 9/30/2004    18.32        .52           .73          1.25        (.62)           --           (.62)          18.95
Year ended 9/30/2003    15.56        .55          2.56          3.11        (.35)           --           (.35)          18.32
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2007    18.83        .67          1.04          1.71        (.49)           --           (.49)          20.05
Year ended 9/30/2006    19.25        .62          (.24)          .38        (.58)         (.22)          (.80)          18.83
Year ended 9/30/2005    18.94        .56           .51          1.07        (.66)         (.10)          (.76)          19.25
Year ended 9/30/2004    18.32        .52           .73          1.25        (.63)           --           (.63)          18.94
Year ended 9/30/2003    15.56        .56          2.55          3.11        (.35)           --           (.35)          18.32
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2007    18.88        .77          1.04          1.81        (.58)           --           (.58)          20.11
Year ended 9/30/2006    19.30        .72          (.24)          .48        (.68)         (.22)          (.90)          18.88
Year ended 9/30/2005    18.99        .66           .51          1.17        (.76)         (.10)          (.86)          19.30
Year ended 9/30/2004    18.35        .62           .73          1.35        (.71)           --           (.71)          18.99
Year ended 9/30/2003    15.59        .65          2.55          3.20        (.44)           --           (.44)          18.35
-----------------------------------------------------------------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)

CLASS 529-F:
Year ended 9/30/2007   $18.90       $.87         $1.04         $1.91       $(.67)        $  --          $(.67)         $20.14
Year ended 9/30/2006    19.31        .81          (.23)          .58        (.77)         (.22)          (.99)          18.90
Year ended 9/30/2005    18.98        .73           .51          1.24        (.81)         (.10)          (.91)          19.31
Year ended 9/30/2004    18.36        .67           .72          1.39        (.77)           --           (.77)          18.98
Year ended 9/30/2003    15.60        .69          2.56          3.25        (.49)           --           (.49)          18.36

                         Total
                      return/2,3/
-----------------------------------

CLASS A:
Year ended 9/30/2007    10.14%
Year ended 9/30/2006     3.05
Year ended 9/30/2005     6.54
Year ended 9/30/2004     7.96
Year ended 9/30/2003    21.34
-----------------------------------
CLASS B:
Year ended 9/30/2007     9.38
Year ended 9/30/2006     2.22
Year ended 9/30/2005     5.75
Year ended 9/30/2004     7.12
Year ended 9/30/2003    20.41
-----------------------------------
CLASS C:
Year ended 9/30/2007     9.31
Year ended 9/30/2006     2.21
Year ended 9/30/2005     5.66
Year ended 9/30/2004     7.11
Year ended 9/30/2003    20.33
-----------------------------------
CLASS F:
Year ended 9/30/2007    10.18%
Year ended 9/30/2006     3.07
Year ended 9/30/2005     6.51
Year ended 9/30/2004     7.94
Year ended 9/30/2003    21.27
-----------------------------------
CLASS 529-A:
Year ended 9/30/2007    10.09
Year ended 9/30/2006     3.02
Year ended 9/30/2005     6.51
Year ended 9/30/2004     7.89
Year ended 9/30/2003    21.35
-----------------------------------
CLASS 529-B:
Year ended 9/30/2007     9.25
Year ended 9/30/2006     2.10
Year ended 9/30/2005     5.55
Year ended 9/30/2004     6.95
Year ended 9/30/2003    20.22
-----------------------------------
CLASS 529-C:
Year ended 9/30/2007     9.23
Year ended 9/30/2006     2.14
Year ended 9/30/2005     5.60
Year ended 9/30/2004     6.94
Year ended 9/30/2003    20.24
-----------------------------------
CLASS 529-E:
Year ended 9/30/2007     9.77
Year ended 9/30/2006     2.64
Year ended 9/30/2005     6.13
Year ended 9/30/2004     7.53
Year ended 9/30/2003    20.84
-----------------------------------
(The Financial Highlights table continues on the following page.)

CLASS 529-F:
Year ended 9/30/2007    10.33%
Year ended 9/30/2006     3.19
Year ended 9/30/2005     6.52
Year ended 9/30/2004     7.72
Year ended 9/30/2003    21.19

                                      Ratio of    Ratio of
                                      expenses    expenses
                                     to average  to average
                                     net assets  net assets
                       Net assets,     before      after      Ratio of net
                         end of      reimburse-  reimburse-    income to
                          year         ments/      ments/     average net
                      (in millions)   waivers    waivers/3/    assets/3/
---------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007     $3,569         .98%        .93%         4.32%
Year ended 9/30/2006      2,246         .96         .91          4.19
Year ended 9/30/2005      1,907         .98         .93          3.76
Year ended 9/30/2004      1,166        1.03        1.02          3.74
Year ended 9/30/2003        827        1.09        1.04          4.22
---------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2007        156        1.71        1.66          3.59
Year ended 9/30/2006        119        1.74        1.68          3.41
Year ended 9/30/2005        111        1.74        1.70          2.99
Year ended 9/30/2004         78        1.77        1.77          3.00
Year ended 9/30/2003         56        1.86        1.81          3.40
---------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2007        400        1.74        1.69          3.56
Year ended 9/30/2006        243        1.78        1.72          3.38
Year ended 9/30/2005        204        1.78        1.74          2.96
Year ended 9/30/2004        110        1.82        1.82          2.95
Year ended 9/30/2003         47        1.92        1.87          3.32
---------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2007     $  977         .92%        .87%         4.38%
Year ended 9/30/2006        555         .95         .89          4.22
Year ended 9/30/2005        388         .99         .95          3.75
Year ended 9/30/2004        186        1.05        1.04          3.73
Year ended 9/30/2003         59        1.16        1.11          4.09
---------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2007         93        1.00         .95          4.30
Year ended 9/30/2006         57         .99         .94          4.18
Year ended 9/30/2005         39        1.02         .97          3.72
Year ended 9/30/2004         21        1.07        1.06          3.71
Year ended 9/30/2003          9        1.07        1.02          4.16
---------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2007         11        1.82        1.77          3.47
Year ended 9/30/2006          8        1.86        1.81          3.29
Year ended 9/30/2005          7        1.90        1.86          2.83
Year ended 9/30/2004          4        1.96        1.95          2.81
Year ended 9/30/2003          2        2.04        1.99          3.19
---------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2007         45        1.81        1.76          3.49
Year ended 9/30/2006         27        1.84        1.79          3.32
Year ended 9/30/2005         19        1.88        1.84          2.85
Year ended 9/30/2004         11        1.94        1.93          2.84
Year ended 9/30/2003          5        2.02        1.97          3.22
---------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2007          5        1.30        1.25          4.00
Year ended 9/30/2006          3        1.32        1.27          3.84
Year ended 9/30/2005          2        1.36        1.31          3.39
Year ended 9/30/2004          1        1.41        1.40          3.36
Year ended 9/30/2003          1        1.48        1.43          3.71
---------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)

CLASS 529-F:
Year ended 9/30/2007     $    9         .80%        .75%         4.51%
Year ended 9/30/2006          4         .82         .77          4.35
Year ended 9/30/2005          3         .99         .95          3.75
Year ended 9/30/2004          2        1.16        1.15          3.62
Year ended 9/30/2003      --/4/        1.23        1.18          3.94

                                       32

Capital World Bond Fund / Prospectus


[This page is intentionally left blank for this filing.]

                                       33
                                           Capital World Bond Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       76%         91%         72%         79%          83%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reduced fees for investment advisory services.
4 Amount less than $1 million.

                                       34
Capital World Bond Fund / Prospectus


NOTES

                                       35

                                           Capital World Bond Fund / Prospectus

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
          FOR 529 PLANS            American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[LOGO - recycled bug]

Printed on recycled paper
MFGEPR-931-1207P Litho in USA             Investment Company File No. 811-05104
CGD/MC/8021
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian    Capital Bank and Trust


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

Capital World
Bond Fund/(R)/

 PROSPECTUS
 ADDENDUM

 December 1, 2007

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of Capital World Bond Fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM/
Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Risk/Return summary -- pages 1-4

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                              1 YEAR    LIFETIME/*/
---------------------------------------------------------------------

 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                                  7.95%       10.61%

* Lifetime results are measured from the date the share class was first sold.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                  CLASS R-5
--------------------------------------------------------------

 Management fees/1/                                 0.50%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees           none
--------------------------------------------------------------
 Other expenses/2/                                  0.17
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.67

1 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
 Highlights table in this prospectus addendum and in the fund's annual report.

2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                $68     $214     $373       $835
-------------------------------------------------------------

Purchase and exchange of shares -- pages 17-21

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 22-24

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.

Financial highlights -- pages 32-34
The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus addendum and the fund's annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                   INCOME FROM INVESTMENT OPERATIONS/1/

                                                    Net
                                              gains (losses)
                       Net asset               on securities
                        value,       Net      (both realized   Total from
                       beginning  investment        and        investment
                        of year     income      unrealized)    operations
---------------------------------------------------------------------------

CLASS R-5:
 Year ended 9/30/2007   $18.95       $.90         $1.03          $1.93
 Year ended 9/30/2006    19.35        .83          (.22)           .61
 Year ended 9/30/2005    19.04        .79           .50           1.29
 Year ended 9/30/2004    18.38        .75           .74           1.49
 Year ended 9/30/2003    15.62        .77          2.54           3.31

                              DIVIDENDS AND DISTRIBUTIONS

                       Dividends                       Total
                       (from net   Distributions     dividends
                       investment      (from            and
                        income)    capital gains)  distributions
------------------------------------------------------------------

CLASS R-5:
 Year ended 9/30/2007    $(.69)        $  --          $ (.69)
 Year ended 9/30/2006     (.79)         (.22)          (1.01)
 Year ended 9/30/2005     (.88)         (.10)           (.98)
 Year ended 9/30/2004     (.83)           --            (.83)
 Year ended 9/30/2003     (.55)           --            (.55)

                                                                 Ratio of    Ratio of
                                                                 expenses    expenses
                                                                to average  to average
                                                                net assets  net assets
                                                  Net assets,     before      after      Ratio of net
                         Net asset                  end of      reimburse-  reimburse-      income
                       value, end of    Total        year         ments/      ments/      to average
                           year       return/2/  (in millions)   waivers    waivers/2/   net assets/2/
-------------------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 9/30/2007     $20.19       10.43%        $115          .67%        .62%          4.65%
 Year ended 9/30/2006      18.95        3.36           62          .69         .64           4.46
 Year ended 9/30/2005      19.35        6.78           63          .69         .65           4.04
 Year ended 9/30/2004      19.04        8.32           32          .73         .72           4.04
 Year ended 9/30/2003      18.38       21.60           25          .81         .76           4.49

                                         YEAR ENDED SEPTEMBER 30
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       76%         91%         72%         79%          83%
OF SHARES

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reduced fees for investment advisory services.


                         CAPITAL WORLD BOND FUND, INC.

                                     Part B
                      Statement of Additional Information
                              December 1, 2007

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of Capital World Bond Fund,
Inc. (the "fund" or "WBF") dated December 1, 2007. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                         Capital World Bond Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                       Capital World Bond Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

DEBT SECURITIES

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities).
..    Normally, the fund will invest substantially in debt securities rated Baa or better by Moody's Investors Service (Moody's) or BBB or better by
     Standard & Poor's Corporation (S&P) or unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund may invest up to 25% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

                       Capital World Bond Fund -- Page 2

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred securities automatically convert into common stocks and some may be subject to redemption at the option of the issuer at a predetermined price. The prices and yields of nonconvertible preferred securities generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

                       Capital World Bond Fund -- Page 3

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain non-U.S.
jurisdictions the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount repaid at maturity of the bond to be less than par.

The interest rate for these bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

                       Capital World Bond Fund -- Page 4

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar). While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the
Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

The fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies. A put option gives the fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the fund anticipates purchasing securities.
Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates.
OTC options are two-party contracts with negotiated strike prices and expiration dates. The fund does not intend to purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer.
Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                       Capital World Bond Fund -- Page 5

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or

                       Capital World Bond Fund -- Page 6

     letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages.
     Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to "Qualified Institutional Buyers". Where registration is required, the holder

                       Capital World Bond Fund -- Page 7

of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time

                       Capital World Bond Fund -- Page 8

of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under
"roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash and cash equivalents may be denominated in U.S. dollars, non-U.S.
currencies or multinational currency units.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INVESTMENT COMPANIES -- The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the investment adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

                       Capital World Bond Fund -- Page 9

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations, governments or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Borrowers generally incur these obligations in order to, among other things, reorganize their assets and liabilities
(recapitalization), merge with or acquire another company (mergers and acquisitions), take control of another company (leveraged buy-out), provide temporary financing (bridge loans), finance internal growth or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may not be secured by assets or other collateral and other loans may be, or may become, undersecured by the assets or other collateral securing such loan. In the event of nonpayment of principal or interest unsecured loans, and the portion of a loan that is greater than the value of the assets and other collateral securing such loan, generally protect lenders to a lesser extent than a fully secured loan. In addition, some borrowers may be highly leveraged which could make loans made to them especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage with respect to other investors that may receive such information. Its decision not to receive material, non-public information may also impact the investment adviser's ability to assess borrowers' requests for amendments or waivers to provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent to do so. In these situations the investment adviser may be restricted from trading the loan or other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but may also acquire loan obligations by purchasing a participation interest from a lender or other holder of the interest. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be

                       Capital World Bond Fund -- Page 10

treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be more difficult for the investment adviser to sell its interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

DIVERSIFICATION -- The fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment
Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a limitation would reduce the extent to which the fund could concentrate its
non-U.S. investments in securities of governmental issuers, which are generally considered to be of higher credit quality than are non-U.S. private issuers.
Accordingly, such a limitation might increase the fund's investment risk.
Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S.
taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- The fund will attempt to take prompt advantage of market conditions and as a result may at times have a high rate of portfolio turnover relative to many other mutual funds. The fund may dispose of any security at any time, and it is the fund's intention to take either short- or long-term profits or losses consistent with its objective and sound investment practice, and when such action would not impair the fund's tax status. Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

                       Capital World Bond Fund -- Page 11

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended September 30, 2007 and 2006 were 76% and 91%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provide that the fund may not:

1.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

2.   Invest in companies for the purpose of exercising control or management;

3.   Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies
(including forward currency contracts) or options on currencies;

4.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933;

5.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

6.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

7.   Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

8.   Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300%
asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase

                       Capital World Bond Fund -- Page 12

agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

9.   Invest in interests in oil, gas, or other mineral exploration or development programs;

10.  Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies;
NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund may invest up to 25% of its net assets in below investment grade debt securities (those rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of comparable value).

2.   The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations or other forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

3.   The fund will not invest more than 15% of the value of its net assets in illiquid securities.

4.   The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

5.   The fund may not issue senior securities, except as permitted under the
1940 Act.
6.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                       Capital World Bond Fund -- Page 13

                             MANAGEMENT OF THE FUND

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                NUMBER OF
 POSITION WITH FUND                                         PORTFOLIOS/3/
 (YEAR FIRST ELECTED           PRINCIPAL OCCUPATION(S)        OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
  AS A DIRECTOR/2/)             DURING PAST FIVE YEARS       BY DIRECTOR             BY DIRECTOR
-----------------------------------------------------------------------------------------------------------

 Ambassador Richard G.       Corporate director and              15         Carnival Corporation
 Capen, Jr., 73              author; former U.S.
 Director (1999)             Ambassador to Spain; former
                             Vice Chairman,
                             Knight-Ridder, Inc.
                             (communications company);
                             former Chairman and
                             Publisher, The Miami Herald
-----------------------------------------------------------------------------------------------------------
 H. Frederick Christie,      Private investor; former            21         AECOM Technology Corporation;
 74                          President and CEO, The                         Ducommun Incorporated;
 Director (1987)             Mission Group (non-utility                     IHOP Corporation;
                             holding company, subsidiary                    Southwest Water Company
                             of Southern California
                             Edison Company)
-----------------------------------------------------------------------------------------------------------
 James G. Ellis, 60          Dean and Professor of               12         Genius Products
 Director (2006)             Marketing, University of
                             Southern California
-----------------------------------------------------------------------------------------------------------
 Martin Fenton, 72           Chairman of the Board,              18         None
 Chairman of the Board       Senior Resource Group LLC
 (Independent and            (development and management
 Non-Executive) (1989)       of senior living
                             communities)
-----------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 61       President and CEO, Fuller           16         None
 Director (1994)             Consulting (financial
                             management consulting firm)

-----------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 61         Private investor; former            18         JPMorgan Value Opportunities
 Director (2005)             President, Dumbarton Group                     Fund; The Swiss Helvetia Fund
                             LLC (securities industry                       Inc.
                             consulting); former
                             Executive Vice President -
                             Policy and Oversight, NASD
-----------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 73    Chairman of the Board, AECOM        14         Sempra Energy;
 Director (1991)             Technology Corporation                         Southwest Water Company
                             (engineering, consulting and
                             professional technical
                             services)
-----------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 64        Principal, The Sanchez              13         None
 Director (1999)             Family Corporation dba
                             McDonald's Restaurants
                             (McDonald's licensee)
-----------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D.,      President and Professor of          14         None
 58                          Anthropology, The University
 Director (2007)             of Tulsa; former President
                             and Professor of
                             Archaeology, Claremont
                             Graduate University
-----------------------------------------------------------------------------------------------------------

                       Capital World Bond Fund -- Page 14

"INTERESTED" DIRECTORS/6,7/

                                  PRINCIPAL OCCUPATION(S)
                                   DURING PAST FIVE YEARS
 NAME, AGE AND                    AND POSITIONS HELD WITH        NUMBER OF
 POSITION WITH FUND              AFFILIATED ENTITIES OR THE    PORTFOLIOS/3/
 (YEAR FIRST ELECTED                PRINCIPAL UNDERWRITER        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
  AS A DIRECTOR/OFFICER/2/)             OF THE FUND             BY DIRECTOR            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------

 Abner D. Goldstine, 77         Senior Vice President -             13         None
 Vice Chairman of the Board     Fixed Income, Capital
 (1987)                         Research and Management
                                Company; Director, Capital
                                Research and Management
                                Company
-----------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 58         Vice Chairman of the Board,         14         None
 Vice Chairman of the Board     Capital Research and
 (1987)                         Management Company; Senior
                                Vice President - Fixed
                                Income, Capital Research and
                                Management Company;
                                Director, The Capital Group
                                Companies, Inc.*

-----------------------------------------------------------------------------------------------------------
 Mark H. Dalzell, 53           Senior Vice President - Fixed         1         None
 President and Director        Income, Capital Research and
 (1998)                        Management Company; Vice
                               President, Capital
                               International Limited*
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
  AS AN OFFICER/2/)            OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Thomas H. Hogh, 44     Senior Vice President - Fixed Income, Capital Research
 Vice President         Company*
 (2001)
-------------------------------------------------------------------------------
 Kristine M.            Vice President and Senior Counsel - Fund Business
 Nishiyama, 37          Management Group, Capital Research and Management
 Vice President         Company; Vice President and Counsel, Capital Bank and
 (2003)                 Trust Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick,   Vice President - Fund Business Management Group,
 43                     Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Sharon G. Moseley,     Vice President - Fund Business Management Group,
 39                     Capital Research and Management Company
 Treasurer (2002)
-------------------------------------------------------------------------------
 Courtney R. Taylor,    Assistant Vice President - Fund Business Management
 32                     Group, Capital Research and Management Company
 Assistant Secretary
 (2006)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 33     Vice President - Fund Business Management Group,
 Assistant Treasurer    Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------

                       Capital World Bond Fund -- Page 15

* Company affiliated with Capital Research and Management Company.
1 The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
5 The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2006 gross revenues.
6 "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                       Capital World Bond Fund -- Page 16

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2006

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 James G. Ellis/2/                  None                       None
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 R. Clark Hooper             $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Steadman Upham/3/                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Mark H. Dalzell               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Mr. Ellis was appointed as a director on December 12, 2006.
3 Dr. Upham was appointed as a director on August 9, 2007.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $1,500 to $2,480, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the

                       Capital World Bond Fund -- Page 17

investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2007

                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                               AGGREGATE COMPENSATION        VOLUNTARILY DEFERRED
                                                                               (INCLUDING VOLUNTARILY          COMPENSATION/1/)
                                                                              DEFERRED COMPENSATION/1/)   FROM ALL FUNDS MANAGED BY
                                    NAME                                            FROM THE FUND            CAPITAL RESEARCH AND
---------------------------------------------------------------------------------------------------------         MANAGEMENT
                                                                                                                COMPANY OR ITS
                                                                                                                AFFILIATES/2/
                                                                                                         ---------------------------

 Richard G. Capen, Jr./3/                                                              $5,727                     $203,587
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                               7,011                      418,760
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis/4/                                                                      3,806                       96,984
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                       6,441                      381,616
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                      5,530                      308,089
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                                                                        5,584                      306,257
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                      4,395                      217,175
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                       4,724                      120,860
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/3,//5/                                                                    579                      135,193
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended September 30, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2007 fiscal year for participating directors is as follows: Richard G. Capen, Jr.
 ($12,353), H. Frederick Christie ($17,954), Martin Fenton ($40,813) and
 Steadman Upham ($590). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.
4 Mr. Ellis was appointed as a director on December 12, 2006.
5 Dr. Upham was appointed as a director on August 9, 2007.

As of November 1, 2007, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, non-diversified management investment company, was organized as a Maryland corporation on June 8, 1987. Although the board of directors has delegated day-to-day oversight to the investment adviser, all

                       Capital World Bond Fund -- Page 18

fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard R. Fuller; R.
Clark Hooper; and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2007 fiscal year.

                       Capital World Bond Fund -- Page 19

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; Frank M. Sanchez; and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2007 fiscal year.

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; Frank M. Sanchez and Steadman Upham,
none of whom is an "interested person" of the fund within the meaning of the
1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors.
The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
Three nominating and governance committee meetings were held during the 2007 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances,

                       Capital World Bond Fund -- Page 20

proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.
PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the

                       Capital World Bond Fund -- Page 21

opening of business on November 1, 2007. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        18.89%
 Maryland Heights, MO                                Class B         8.90
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class A         5.37
 New York, NY                                        Class C        14.66
----------------------------------------------------------------------------
 Merrill Lynch                                       Class B         5.44
 Jacksonville, FL                                    Class C        14.53
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Class F        10.27
 San Francisco, CA
----------------------------------------------------------------------------
 Comweb Packaging Corp.                              Class R-1       9.97
 Denver, CO
----------------------------------------------------------------------------
 Nationwide Trust Company                            Class R-3       7.22
 Columbus, OH
----------------------------------------------------------------------------
 Copeland                                            Class R-3       5.54
 Somerset, NJ
----------------------------------------------------------------------------
 Gormann-Rupp Company                                Class R-4      11.22
 Parsippany, NJ
----------------------------------------------------------------------------
 Capital Group Companies                             Class R-5      11.32
 Los Angeles, CA
----------------------------------------------------------------------------
 American Funds 2015 Target Date Retirement Fund     Class R-5       8.83
 Norfolk, VA
----------------------------------------------------------------------------
 American Funds 2010 Target Date Retirement Fund     Class R-5       8.12
 Norfolk, VA
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       6.18
 Irvine, CA
----------------------------------------------------------------------------
 The Clorox Company                                  Class R-5       6.01
 Kansass City, MO
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

                       Capital World Bond Fund -- Page 22

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by
Capital Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which Capital World Bond Fund portfolio counselors are measured include: Lehman Brothers Global Aggregate
Index, Credit Suisse First Boston High Yield Bond Index, Lipper High Current
Yield Bond Funds Average, Lehman Brothers Global Aggregate Index ex-USD, JP
Morgan Government Bond Index - Emerging Market Global Diversified and Lehman
Brothers Global Aggregate Index US Dollar.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                       Capital World Bond Fund -- Page 23

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF SEPTEMBER 30, 2007:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER           NUMBER
                                      REGISTERED           POOLED           OF OTHER
                                      INVESTMENT         INVESTMENT         ACCOUNTS
                                   COMPANIES (RICS)   VEHICLES (PIVS)         THAT
                                         THAT               THAT           PORTFOLIO
                                       PORTFOLIO         PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR         COUNSELOR          MANAGES
                       OF FUND          MANAGES           MANAGES          (ASSETS OF
     PORTFOLIO          SHARES      (ASSETS OF RICS   (ASSETS OF PIVS    OTHER ACCOUNTS
     COUNSELOR         OWNED/1/     IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
------------------------------------------------------------------------------------------

 Mark H. Dalzell         Over         2      $214.6      3      $0.55    19/5/     $5.90
                      $1,000,000
------------------------------------------------------------------------------------------
 Thomas H. Hogh       $50,001 -       3      $188.0      1      $0.27      3       $0.29
                       $100,000
------------------------------------------------------------------------------------------
 James R. Mulally        Over         2      $242.1      3      $0.77      8       $2.28
                      $1,000,000
------------------------------------------------------------------------------------------
 Robert H.               Over            None            4      $1.56      22      $6.16
 Neithart             $1,000,000
------------------------------------------------------------------------------------------
 Susan M. Tolson      $50,001 -       3      $227.9         None           2       $0.58
                       $100,000
------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 The advisory fee of three of these accounts (representing $0.30 billion in total assets) is based partially on their investment results.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written

                       Capital World Bond Fund -- Page 24

notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based on the following annualized rates and daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.57%                 $            0             $1,000,000,000
------------------------------------------------------------------------------
         0.50                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.45                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.41                   6,000,000,000
------------------------------------------------------------------------------

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended September 30, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $21,793,000,
$15,917,000 and $12,300,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $19,614,000 (a reduction of $2,179,000), $14,325,000 (a reduction of
$1,592,000) and $11,339,000 (a reduction of $961,000) for the fiscal years ended
September 30, 2007, 2006 and 2005, respectively.

                       Capital World Bond Fund -- Page 25

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and this waiver is expected to continue at this level until further review. As a result of these waivers, management fees are reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1 and R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the
Administrative Agreement that would otherwise have been paid by the fund. For the year ended September 30, 2007, the total fees paid by the investment adviser were $124,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and
529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule contained in a Shareholder Services Agreement between the fund and
American Funds Service Company.

                       Capital World Bond Fund -- Page 26

During the 2007 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                 $548,000
--------------------------------------------------------------------------------
                CLASS F                                  817,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 98,000
--------------------------------------------------------------------------------
              CLASS 529-B                                 13,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 51,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  6,000
--------------------------------------------------------------------------------
              CLASS 529-F                                  8,000
--------------------------------------------------------------------------------
               CLASS R-1                                  12,000
--------------------------------------------------------------------------------
               CLASS R-2                                 336,000
--------------------------------------------------------------------------------
               CLASS R-3                                 137,000
--------------------------------------------------------------------------------
               CLASS R-4                                  40,000
--------------------------------------------------------------------------------
               CLASS R-5                                  85,000
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman
Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F, 529-F, 529-E, R-1, R-2, R-3 and R-4 shares.

                       Capital World Bond Fund -- Page 27

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2007            $3,873,000          $14,955,000
                                                  2006             2,158,000            8,355,000
                                                  2005             2,725,000           10,535,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2007               104,000              585,000
                                                  2006                82,000              528,000
                                                  2005               114,000              869,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2007                     0            1,432,000
                                                  2006                     0              718,000
                                                  2005                     0            1,028,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2007               155,000              583,000
                                                  2006               112,000              428,000
                                                  2005               104,000              392,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2007                 9,000               58,000
                                                  2006                 7,000              113,000
                                                  2005                10,000              165,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2007                     0              159,000
                                                  2006                     0               86,000
                                                  2005                     0               76,000
-----------------------------------------------------------------------------------------------------

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

                       Capital World Bond Fund -- Page 28

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class R-5, no 12b-1 fees are paid from Class R-5 share assets and the following disclosure is not applicable to Class R-5.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.30% for Class A shares and 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this document) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters,
     provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F, 529-F, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
----------------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class F                           0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-F                       0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
----------------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

                       Capital World Bond Fund -- Page 29

     1 Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2007 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                  $7,938,000                  $636,000
------------------------------------------------------------------------------
        CLASS B                   1,338,000                   126,000
------------------------------------------------------------------------------
        CLASS C                   3,144,000                   319,000
------------------------------------------------------------------------------
        CLASS F                   1,835,000                   227,000
------------------------------------------------------------------------------
      CLASS 529-A                   149,000                    15,000
------------------------------------------------------------------------------
      CLASS 529-B                    91,000                     9,000
------------------------------------------------------------------------------
      CLASS 529-C                   353,000                    39,000
------------------------------------------------------------------------------
      CLASS 529-E                    21,000                     2,000
------------------------------------------------------------------------------
      CLASS 529-F                         0                         0
------------------------------------------------------------------------------
       CLASS R-1                     54,000                     7,000
------------------------------------------------------------------------------
       CLASS R-2                    389,000                    39,000
------------------------------------------------------------------------------
       CLASS R-3                    269,000                    29,000
------------------------------------------------------------------------------
       CLASS R-4                     59,000                     8,000
------------------------------------------------------------------------------

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

                       Capital World Bond Fund -- Page 30

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC
     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services

                       Capital World Bond Fund -- Page 31

     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.
          M.L. Stern & Co., LLC
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.:
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                      EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an

                       Capital World Bond Fund -- Page 32

underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors which involve qualitative judgments when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore,

                       Capital World Bond Fund -- Page 33

the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer. In accordance with its internal brokerage allocation procedure, the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from whom it receives such services. Using its judgment, the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less then the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
September 30, 2007, 2006 and 2005 amounted to $1,824,000, $963,000 and $806,000, respectively. With respect to fixed-income

                       Capital World Bond Fund -- Page 34

securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. During these years the volume of securities purchased by the fund in underwritten offerings increased from the previous year, resulting in an increase in underwriting concessions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund had no investments in securities of its regular broker-dealers.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Merrill Lynch, Pierce, Fenner & Smith Incorporated and
Deutsche Bank A.G. As of the fund's most recent fiscal year-end, the fund held debt securities of Merrill Lynch & Co., Inc. in the amount of $11,109,000 and
Deutsche Bank AG in the amount of $2,389,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality

                       Capital World Bond Fund -- Page 35

agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

                       Capital World Bond Fund -- Page 36

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or

                       Capital World Bond Fund -- Page 37

related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The

                       Capital World Bond Fund -- Page 38

term "required distribution" means the sum of (a) 98% of ordinary income
(generally net investment income) for the calendar year, (b) 98% of capital gain
(both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a)
amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by

                       Capital World Bond Fund -- Page 39

     allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock.
     Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations may comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations.
     Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

                       Capital World Bond Fund -- Page 40

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided

                       Capital World Bond Fund -- Page 41

that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                       Capital World Bond Fund -- Page 42

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN
SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION
REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES
PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248

                       Capital World Bond Fund -- Page 43

           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.
OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .     Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                       Capital World Bond Fund -- Page 44

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the

                       Capital World Bond Fund -- Page 45

activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying applicable deferred sales charges on
     Class B shares, but you will not be required to pay a Class A sales charge.
     If you exchange your Class B shares for Class A shares after the contingent deferred sales charge period you are responsible for paying any applicable
     Class A sales charges.

     If you redeem Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase
     Class A shares; if you purchase Class A shares you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following are met: (a)
     you are leaving or have left the fee-based program, (b) you have held the
     Class F shares in the program for at least one year, and (c) you notify
     American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares.

     In addition, you may redeem Class F shares held in a fee-based brokerage account/ program for less than one year and with the redemption proceeds purchase Class A shares without a sales charge if the redemption is necessary to comply with the repeal of SEC Rule 202 under the Investment
     Advisers Act of 1940 and the transaction occurs prior to October 1, 2007, or such other date as determined by rule, regulation or court order.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                       Capital World Bond Fund -- Page 46

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the

                       Capital World Bond Fund -- Page 47

          spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

                       Capital World Bond Fund -- Page 48

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of
$4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during

                       Capital World Bond Fund -- Page 49

     which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.
     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.
     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:
     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

                       Capital World Bond Fund -- Page 50

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);
     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or
     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before

                       Capital World Bond Fund -- Page 51

     March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of
     (a) the current value of your existing holdings (the "market value") or (b)
     the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.
CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without

                       Capital World Bond Fund -- Page 52

incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan (AWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

                       Capital World Bond Fund -- Page 53

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital

                       Capital World Bond Fund -- Page 54

gain distributions paid to retirement plan shareholders or shareholders of the
529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The
Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

                       Capital World Bond Fund -- Page 55

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in

                       Capital World Bond Fund -- Page 56

the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when the adviser determines that it is in the best interest of the remaining shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $3,602,000 for Class A shares and  $184,000 for Class
B shares for the 2007 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

                       Capital World Bond Fund -- Page 57

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for independent directors in their capacities as such. Certain legal matters in connection with certain of the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website americanfunds.com. Upon opting in to the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority) filed an administrative complaint against the Principal
Underwriter. The complaint alleges violations of certain NASD rules by the
Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD
Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's
National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's

                       Capital World Bond Fund -- Page 58

complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los Angeles
County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called
"revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles Superior Court
dismissed the Attorney General's complaint. The Attorney General subsequently appealed the Superior Court's decision to California's Court of Appeal for the
Second Appellate District. On January 26, 2007, the Court of Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $20.17
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $20.96

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                       Capital World Bond Fund -- Page 59

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                       Capital World Bond Fund -- Page 60

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of America    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                       Capital World Bond Fund -- Page 61

                                               FUND NUMBERS
                              -------------------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                          CLASS A   R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund  . . .     069     2169    2269    2369    2469     2569
American Funds 2045 Target
Date Retirement Fund  . . .     068     2168    2268    2368    2468     2568
American Funds 2040 Target
Date Retirement Fund  . . .     067     2167    2267    2367    2467     2567
American Funds 2035 Target
Date Retirement Fund  . . .     066     2166    2266    2366    2466     2566
American Funds 2030 Target
Date Retirement Fund  . . .     065     2165    2265    2365    2465     2565
American Funds 2025 Target
Date Retirement Fund  . . .     064     2164    2264    2364    2464     2564
American Funds 2020 Target
Date Retirement Fund  . . .     063     2163    2263    2363    2463     2563
American Funds 2015 Target
Date Retirement Fund  . . .     062     2162    2262    2362    2462     2562
American Funds 2010 Target
Date Retirement Fund  . . .     061     2161    2261    2361    2461     2561

                       Capital World Bond Fund -- Page 62

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       Capital World Bond Fund -- Page 63

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       Capital World Bond Fund -- Page 64

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       Capital World Bond Fund -- Page 65

[logo – American Funds ®]

Capital World Bond Fund®
Investment portfolio
September 30, 2007

	Principal amount	Market value
Bonds & notes — 91.14%	(000)	(000)

EUROS — 17.21%
German Government 5.25% 2008	€ 3,150	US$ 4,506
German Government 4.50% 2009	8,835	12,686
German Government 5.25% 2011	62,885	92,668
German Government 5.00% 2012	43,025	63,537
German Government 3.75% 2013	9,375	13,067
German Government 4.50% 2013	8,075	11,684
German Government 4.25% 2014	6,120	8,728
German Government 3.50% 2016	1,885	2,539
German Government, Series 6, 4.00% 2016	16,255	22,691
German Government 1.50% 2016[1,2]	600	814
German Government 3.75% 2017	7,500	10,257
German Government 6.25% 2024	37,810	64,316
German Government 6.25% 2030	11,375	19,836
Belgium (Kingdom of) 4.25% 2014	32,590	46,238
Netherlands Government Eurobond 5.25% 2008	12,500	17,977
Netherlands Government Eurobond 7.50% 2023	10,900	20,512
Netherlands Government Eurobond 4.00% 2037	4,550	5,834
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[3]	10,500	14,992
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[3]	17,550	23,938
French Government O.A.T. Eurobond 5.25% 2008	5,450	7,819
French Government O.A.T. Eurobond 3.00% 2009[1,2]	435	631
French Government O.A.T. Eurobond 3.00% 2012[1,2]	448	669
French Government O.A.T. Eurobond 1.00% 2017[1,2]	346	439
French Government O.A.T. Eurobond Strip Principal 0% 2019	7,500	6,309
French Government O.A.T. Eurobond 3.40% 2029[1,2]	536	900
French Government O.A.T. Eurobond 4.75% 2035	8,240	11,925
French Government O.A.T. Eurobond 1.80% 2040[1,2]	713	916
French Government O.A.T. Eurobond 4.00% 2055	3,040	3,838
General Motors Corp. 7.25% 2013	8,085	10,867
General Motors Corp. 8.375% 2033	13,500	16,830
Bayer AG 5.00% (undated)[4]	20,960	27,198
Bayerische Vereinsbank 5.50% 2008[3]	750	1,073
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	8,000	11,896
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	2,380	3,500
UniCredito Italiano SpA 3.95% 2016	6,800	8,617
UniCredito Italiano SpA, Series 172, 4.125% 2016[4]	460	630
Spanish Government 4.25% 2007	12,940	18,450
Spanish Government 6.00% 2029	2,500	4,207
Telecom Italia SpA 6.25% 2012	5,010	7,433
Telecom Italia SpA 7.75% 2033	8,978	14,627
Veolia Environnement 4.875% 2013	5,925	8,299
Veolia Environnement 6.125% 2033	7,915	11,449
NGG Finance PLC 6.125% 2011	2,000	2,966
National Grid Transco PLC 4.375% 2020	12,880	16,089
DaimlerChrysler International Finance BV 7.00% 2011	12,175	18,447
Schering-Plough Corp. 5.00% 2010[2]	2,000	2,857
Schering-Plough Corp. 5.375% 2014[2]	9,300	13,265
ABN AMRO Bank NV 4.31% (undated)[4]	12,875	16,102
Gaz Capital SA 5.875% 2015	3,250	4,525
Gaz Capital SA 5.875% 2015	7,500	10,443
Saint-Gobain Nederland BV 5.00% 2010	8,000	11,429
Saint-Gobain Nederland BV 5.00% 2014	1,925	2,685
Rodamco Europe Finance BV, Series 5, 3.75% 2012	9,830	13,270
Metro Finance BV 4.625% 2011	8,980	12,657
Banque Centrale de Tunisie 4.75% 2011	3,100	4,415
Banque Centrale de Tunisie 4.75% 2011	3,750	5,341
Banque Centrale de Tunisie 6.25% 2013	1,350	2,031
Resona Bank, Ltd. 3.75% 2015[4]	3,565	4,876
Resona Bank, Ltd. 4.125% (undated)[4]	4,935	6,468
Sumitomo Mitsui Banking Corp. 4.375% 2014[4]	3,445	4,821
Sumitomo Mitsui Banking Corp. 4.375% (undated)[4]	4,725	5,934
Shinsei Bank, Ltd. 3.75% 2016[4]	4,000	5,341
Shinsei Bank, Ltd. 3.75% 2016[4]	4,040	5,395
Santander Perpetual, SA Unipersonal 4.375% (undated)[4]	8,040	10,514
FCE Bank PLC 7.125% 2012	6,900	9,262
BNP Paribas 5.25% 2014[4]	6,250	8,935
Deutsche Telekom International Finance BV 8.125% 2012[4]	5,160	8,283
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	5,960	7,937
General Motors Acceptance Corp. 5.375% 2011	4,810	6,301
Residential Capital Corp. 6.125% 2012	1,000	1,127
PLD International Finance LLC 4.375% 2011	5,200	7,293
Merrill Lynch & Co., Inc. 4.625% 2018	5,100	6,554
TeliaSonera AB 4.75% 2017	4,300	5,847
Vodafone Group PLC 4.75% 2016	4,200	5,771
Northern Rock PLC, Series 7, 4.125% 2017[3]	4,000	5,295
UPM-Kymmene Corp. 6.125% 2012	3,200	4,718
Rheinische Hypothekenbank Eurobond 4.25% 2008[3]	3,000	4,273
Delhaize Group 5.625% 2014	3,000	4,207
Kingfisher PLC 4.50% 2010	2,850	3,967
Governor and Co. of the Bank of Ireland 6.45% 2010	2,665	3,921
Edcon Pty Ltd. 7.98% 2014[4]	2,000	2,660
Edcon Pty Ltd. 10.23% 2015[4]	750	984
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,179
Volvo Treasury AB 5.00% 2017	2,250	3,100
Bulgaria (Republic of) 7.50% 2013	1,638	2,631
Bulgaria (Republic of) 7.50% 2013	250	402
Merck-Finanz AG 3.75% 2012	1,950	2,619
International Endesa BV 5.375% 2013	1,750	2,511
Royal Bank of Scotland PLC 4.875% 2009	750	1,074
Royal Bank of Scotland PLC 6.00% 2013	960	1,421
Deutsche Bank AG 5.125% 2013	1,700	2,389
Fortum Oyj 4.625% 2010	1,590	2,248
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[4]	1,500	2,121
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	2,059
Dexia Municipal Agency 3.50% 2009[3]	1,428	2,002
Tesco PLC 4.75% 2010	1,205	1,727
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 2015[4]	1,100	1,476
Commerzbank AG 6.125% 2011	1,000	1,457
Stora Enso Oyj 5.125% 2014	1,000	1,363
ING Verzekeringen NV 6.25% 2021[4]	750	1,111
E.ON International Finance BV 5.75% 2009	750	1,089
Edison SpA 5.125% 2010	750	1,074
AEGON NV 4.625% 2008	750	1,068
Bank of America Corp. 3.625% 2008	750	1,064
Hellenic Republic 8.60% 2008	690	1,003
France Télécom 6.75% 2008[4]	530	761
iesy Repository GmbH 10.125% 2015	500	754
Finland (Republic of) 5.75% 2011	500	747
HBOS PLC 6.05% (undated)[4]	500	718
Italian Government BTPS Eurobond 1.65% 2008[1,2]	312	447
RWE Finance BV 6.125% 2012	250	377
WDAC Intermediate Corp. 8.50% 2014	125	175
		956,715

JAPANESE YEN — 6.76%
Japanese Government 1.80% 2008	¥ 550,000	4,823
Japanese Government 0.90% 2008	7,086,800	61,861
Japanese Government 1.80% 2010	5,700,000	50,704
Japanese Government 1.30% 2011	3,171,000	27,869
Japanese Government 0.50% 2013	1,480,000	12,348
Japanese Government 1.50% 2014	19,651,500	172,680
Japanese Government 0.50% 2015[1,2]	201,400	1,668
Japanese Government 1.70% 2016	1,615,800	14,209
Japanese Government 2.30% 2035	3,377,800	28,787
KfW International Finance Inc. 1.75% 2010	100,000	886
		375,835

BRITISH POUNDS — 4.45%
United Kingdom 7.25% 2007	£ 1,250	2,562
United Kingdom 5.00% 2008	2,220	4,533
United Kingdom 5.75% 2009	1,750	3,631
United Kingdom 4.75% 2010	7,740	15,735
United Kingdom 5.25% 2012	3,825	7,889
United Kingdom 5.00% 2014	22,050	44,947
United Kingdom 4.75% 2015	13,110	26,326
United Kingdom 8.00% 2015	600	1,465
United Kingdom 4.00% 2016	3,760	7,136
United Kingdom 2.50% 2016[1]	1,907	4,037
United Kingdom 4.75% 2020	29,670	59,563
United Kingdom 6.00% 2028	2,850	6,768
United Kingdom 4.25% 2036	455	879
United Kingdom 4.75% 2038	8,180	17,168
United Kingdom 4.25% 2055	550	1,085
Abbey National PLC 7.50% (undated)[4]	3,010	6,474
Abbey National PLC 7.50% (undated)[4]	2,425	5,098
Barclays Bank PLC 5.33% (undated)[4]	5,000	8,453
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	2,485	4,699
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	2,400	4,677
Tesco PLC 5.50% 2033	2,140	4,179
Kingfisher PLC 5.625% 2014	1,800	3,389
Halifax Building Society 11.00% 2014	650	1,632
UPM-Kymmene Corp. 6.625% 2017	750	1,486
General Electric Capital Corp. 5.625% 2031	750	1,481
Countrywide Home Loans, Inc. 5.875% 2008	590	1,159
Roche Finance Europe BV 5.375% 2023	500	980
Bayer AG, Series 41, 5.625% 2018	100	193
		247,624

SWEDISH KRONOR — 4.14%
Swedish Government 5.00% 2009	SKr175,170	US$ 27,578
Swedish Government 5.25% 2011	577,650	92,766
Swedish Government 1.00% 2012[1]	17,244	2,581
Swedish Government 6.75% 2014	391,425	69,342
Swedish Government 5.00% 2020	86,890	14,392
AB Spintab 6.00% 2009	131,900	20,937
European Investment Bank 4.50% 2014	15,000	2,324
		229,920

ISRAELI SHEKELS — 3.54%
Israeli Government 7.50% 2014[2]	ILS400,522	110,527
Israeli Government 5.00% 2015[1,2]	23,826	6,608
Israeli Government 6.50% 2016[2]	303,215	79,762
		196,897

SINGAPORE DOLLARS — 3.22%
Singapore (Republic of) 3.125% 2011	S$153,950	106,616
Singapore (Republic of) 3.75% 2016	99,470	72,561
		179,177

HUNGARIAN FORINT — 2.83%
Hungarian Government 6.00% 2011	HUF 8,005,720	44,295
Hungarian Government 7.25% 2012	18,314,410	106,306
Hungarian Government 6.75% 2017	1,218,000	6,990
		157,591

POLISH ZLOTY — 2.22%
Polish Government 5.75% 2010	PLN115,710	44,215
Polish Government 6.00% 2010	88,735	34,160
Polish Government 4.25% 2011	41,886	15,211
Polish Government 5.00% 2013	72,100	26,430
Polish Government 5.25% 2017	9,710	3,555
		123,571

MALAYSIAN RINGGIT — 2.15%
Malaysian Government 3.869% 2010	MYR 45,000	13,325
Malaysian Government 3.718% 2012	210,940	62,273
Malaysian Government 4.262% 2016	82,380	25,203
Malaysian Government 3.814% 2017	62,500	18,481
		119,282

BRAZILIAN REAIS — 2.01%
Brazilian Treasury Bill 6.00% 2010[1,2]	BRL15,081	8,039
Brazil (Federal Republic of) 10.00% 2014[2]	31,000	15,893
Brazilian Treasury Bill 6.00% 2015[1,2]	41,101	21,443
Brazil (Federal Republic of) Global 12.50% 2016[2]	1,780	1,138
Brazilian Treasury Bill 6.00% 2017[1,2]	4,771	2,470
Brazil (Federal Republic of) 10.00% 2017[2]	63,120	31,769
Brazil (Federal Republic of) Global 12.50% 2022[2]	3,500	2,331
Brazil (Federal Republic of) Global 10.25% 2028[2]	30,370	17,425
Brazilian Treasury Bill 6.00% 2045[1,2]	21,373	11,211
		111,719

TURKISH LIRE — 1.97%
Turkey (Republic of) Treasury Bill 0% 2008[2]	TRY35,530	25,892
Turkey (Republic of) 15.00% 2010[2]	20,000	16,123
Turkey (Republic of) 14.00% 2011[2]	30,160	23,679
Turkey (Republic of) 16.00% 2012[2]	21,480	18,021
Turkey (Republic of) 10.00% 2012[1,2]	12,742	10,664
European Investment Bank 0% 2016	19,000	5,840
European Investment Bank 14.00% 2016	11,000	9,364
		109,583

EGYPTIAN POUNDS — 1.74%
Egypt (Arab Republic of) Treasury Bill 0% 2007[2]	EGP245,775	43,632
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	9,650	1,699
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	16,775	2,942
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	35,075	6,143
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	19,000	3,323
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	21,450	3,736
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	11,750	2,038
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	2,550	442
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	9,675	1,665
Egypt (Arab Republic of) 9.10% 2010[2]	1,955	356
Egypt (Arab Republic of) 11.50% 2011[2]	5,865	1,153
Egypt (Arab Republic of) 9.10% 2012[2]	82,870	15,116
Egypt (Arab Republic of) 8.85% 2013[2]	59,000	10,637
Egypt (Arab Republic of) 11.625% 2014[2]	18,535	3,820
		96,702

SOUTH KOREAN WON — 1.67%
South Korean Government 4.50% 2008	KRW 9,885,000	10,719
South Korean Government 5.00% 2011	6,696,560	7,215
South Korean Government 4.25% 2014	30,784,900	31,176
South Korean Government 5.25% 2015	27,611,410	29,593
South Korean Government 5.00% 2016	13,500,000	14,168
		92,871

DANISH KRONER — 1.64%
Nykredit 4.00% 2035[3]	DKr 77,441	13,143
Nykredit 6.00% 2038[2,3]	88,000	16,837
Nykredit 5.00% 2038[3]	198,053	36,076
Nordea Kredit 5.00% 2038[3]	48,500	8,823
Nordea Kredit 6.00% 2038[3]	86,160	16,510
		91,389

NORWEGIAN KRONER — 1.48%
Norwegian Government 5.50% 2009	NKr 82,500	15,454
Norwegian Government 6.50% 2013	331,975	66,687
		82,141

MEXICAN PESOS — 1.45%
United Mexican States Government 9.00% 2012	MXN 60,000	5,786
United Mexican States Government, Series MI10, 9.50% 2014	303,500	30,327
United Mexican States Government, Series M20, 10.00% 2024	363,400	39,756
United Mexican States Government, Series M30, 10.00% 2036	30,000	3,381
América Móvil, SA de CV 8.46% 2036	15,000	1,352
		80,602

INDONESIAN RUPIAH — 1.31%
Indonesia (Republic of) 10.00% 2011	IDR 4,000,000	453
Indonesia (Republic of) 12.50% 2013	164,150,000	20,552
Indonesia (Republic of) 11.00% 2014	35,000,000	4,177
Indonesia (Republic of) 11.00% 2020	37,975,000	4,561
Indonesia (Republic of) 12.80% 2021	301,633,000	40,709
Indonesia (Republic of) 12.90% 2022	15,705,000	2,144
Indonesia (Republic of) 11.00% 2025	1,258,000	151
		72,747

AUSTRALIAN DOLLARS — 1.22%
New South Wales Treasury Corp. 5.50% 2014	A$46,750	US$38,856
Queensland Treasury Corp. 6.00% 2015	29,525	25,206
European Investment Bank 6.125% 2017	4,250	3,627
		67,689

COLOMBIAN PESOS — 1.05%
Colombia (Republic of) Global 11.75% 2010[2]	COP11,753,000	6,094
Colombia (Republic of) Global 12.00% 2015[2]	59,052,000	32,958
Colombia (Republic of) Global 9.85% 2027[2]	37,780,000	19,075
		58,127

CANADIAN DOLLARS — 0.65%
Canadian Government 5.50% 2010	C$24,955	25,981
Canadian Government 5.25% 2012	6,000	6,303
Canadian Government 5.75% 2029	2,250	2,662
Manitoba Telecom Services Inc., Series 4, 5.85% 2009	1,000	1,014
		35,960

ARGENTINE PESOS — 0.22%
Argentina (Republic of) 5.83% 2033[1,2,3,6]	ARS29,976	7,580
Argentina (Republic of) GDP-Linked 2035	40,842	1,266
Argentina (Republic of) 0.63% 2038[1,2,3]	33,984	3,362
		12,208

URUGUAYAN PESOS — 0.19%
Uruguay (Republic of) 5.00% 2018[1,2]	UYU110,919	5,346
Uruguay (Republic of) 4.25% 2027[1,2,3]	107,280	5,110
Uruguay (Republic of) 3.70% 2037[1,2,3]	235	10
		10,466

DOMINICAN PESOS — 0.11%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	DOP122,949	3,773
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	72,130	2,214
		5,987

U.S. DOLLARS — 27.91%
U.S. Treasury 3.00% 2007[7]	US$ 9,700	9,690
U.S. Treasury 4.75% 2008[7]	6,900	6,957
U.S. Treasury 3.375% 2008[7]	35,040	34,807
U.S. Treasury 5.625% 2008[7]	1,750	1,766
U.S. Treasury 3.875% 2009[1,2,7]	876	894
U.S. Treasury 5.75% 2010[7]	3,000	3,139
U.S. Treasury 4.50% 2011[7]	11,900	12,064
U.S. Treasury 2.375% 2011[1,2,7]	9,686	9,756
U.S. Treasury 2.00% 2012[1,2,7]	2,053	2,039
U.S. Treasury 3.625% 2013[7]	7,400	7,170
U.S. Treasury 3.875% 2013[7]	3,000	2,950
U.S. Treasury 4.00% 2014[7]	35,660	35,000
U.S. Treasury 2.00% 2014[1,2,7]	8,151	8,037
U.S. Treasury 4.50% 2016[7]	14,660	14,659
U.S. Treasury 8.875% 2017[7]	1,250	1,666
U.S. Treasury 2.375% 2017[1,2,7]	4,194	4,225
U.S. Treasury 7.875% 2021[7]	3,000	3,892
U.S. Treasury 8.00% 2021[7]	5,560	7,334
U.S. Treasury 6.50% 2026[7]	13,315	15,961
U.S. Treasury 5.25% 2029[7]	3,225	3,382
U.S. Treasury 3.375% 2032[1,2,7]	1,162	1,420
U.S. Treasury 4.50% 2036[7]	4,380	4,153
Fannie Mae 5.00% 2017[3,7]	1,097	1,081
Fannie Mae 5.00% 2019[3,7]	358	352
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[3,4,7]	27	30
Fannie Mae 6.00% 2026[3,7]	1,312	1,321
Fannie Mae 5.50% 2034[3,7]	1,039	1,021
Fannie Mae 4.50% 2035[3,7]	2,392	2,220
Fannie Mae 4.50% 2035[3,7]	3,043	2,824
Fannie Mae 5.50% 2035[3,7]	7,408	7,282
Fannie Mae 6.00% 2036[3,7]	4,781	4,790
Fannie Mae 6.50% 2036[3,7]	1,968	2,004
Fannie Mae 6.50% 2036[3,7]	7,530	7,617
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3,7]	1,687	1,725
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3,7]	6,866	5,215
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3,7]	5,606	4,402
Fannie Mae 5.00% 2037[3,7]	1,948	1,859
Fannie Mae 5.50% 2037[3,7]	1,441	1,412
Fannie Mae 5.50% 2037[3,7]	964	945
Fannie Mae 5.50% 2037[3,7]	1,538	1,508
Fannie Mae 6.00% 2037[3,7]	16,591	16,637
Fannie Mae 6.00% 2037[3,7]	7,330	7,350
Fannie Mae 6.00% 2037[3,7]	10,952	10,982
Fannie Mae 6.50% 2037[3,7]	4,349	4,430
Fannie Mae 5.50% 2037[3,7]	4,213	4,074
Fannie Mae 5.50% 2037[3,7]	6,087	5,886
Fannie Mae 6.50% 2037[3,7]	2,565	2,592
Gaz Capital SA, Series 7, 6.212% 2016	13,000	12,819
Gaz Capital SA 6.51% 2022[5]	17,605	17,471
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]	2,000	2,546
Gaz Capital SA 7.288% 2037[5]	8,850	9,456
Freddie Mac: 5.75% 2008[7]	16,240	16,364
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3,7]	6,775	5,099
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3,7]	7,169	5,426
Freddie Mac 6.00% 2037[3,7]	2,900	2,904
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3,7]	1,952	1,467
TuranAlem Finance BV 8.00% 2014[2]	5,470	4,950
TuranAlem Finance BV 8.50% 2015[2,5]	4,630	4,306
TuranAlem Finance BV 8.50% 2015[2]	8,015	7,454
TuranAlem Finance BV 8.25% 2037[5]	6,775	5,928
TuranAlem Finance BV, Series 8, 8.25% 2037	5,205	4,554
Argentina (Republic of) 3.368% 2012[2,3,4]	22,696	12,814
Argentina (Republic of) GDP-Linked 2035	88,270	11,519
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[3,7]	687	668
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[3,7]	202	208
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[3,7]	651	650
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3,7]	1,625	1,678
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,3,5,7]	10,492	7,187
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3,7]	2,300	2,225
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[2,3,7]	5,625	5,636
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3,7]	5,000	4,870
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3,7]	500	481
AstraZeneca PLC 5.40% 2012	6,750	6,810
AstraZeneca PLC 5.90% 2017	13,750	13,983
Federal Home Loan Bank 5.125% 2008[7]	18,280	18,329
Federal Home Loan Bank 5.625% 2016[7]	1,875	1,927
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[2,3]	19,168	19,258
Standard Chartered Bank 6.40% 2017[5]	4,850	4,866
Standard Chartered PLC 6.409% (undated)[4,5]	14,000	12,939
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3,7]	3,043	2,908
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[3,7]	10,075	9,712
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[3,7]	5,156	5,014
HSBK (Europe) B.V. 7.75% 2013	4,765	4,754
HSBK (Europe) B.V. 7.25% 2017[5]	13,215	11,761
Scottish Power PLC 5.375% 2015	12,700	12,411
Scottish Power PLC 5.81% 2025	3,725	3,585
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	14,480	14,460
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[5]	1,250	1,241
Development Bank of Singapore Ltd. 7.875% 2010[5]	10,250	10,944
Development Bank of Singapore Ltd. 7.125% 2011[5]	3,800	4,042
Singapore Telecommunications Ltd. 6.375% 2011[5]	13,940	14,607
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	12,125	11,666
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	3,000	2,926
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023[7]	12,500	13,190
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	1,187	1,176
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	4,725	4,519
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	8,000	7,327
Koninklijke KPN NV 8.375% 2030	11,000	12,698
Enersis SA 7.375% 2014	11,935	12,683
Schering-Plough Corp. 6.00% 2017	12,525	12,605
Washington Mutual, Inc. 5.00% 2012	1,000	967
Washington Mutual, Inc. 5.25% 2017	1,500	1,379
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[2,4,5]	3,000	2,656
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[4,5]	1,600	1,469
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[4,5]	6,400	6,007
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	11,865	12,109
State of Qatar 9.75% 2030	7,250	10,712
Barclays Bank PLC 5.926% (undated)[4,5]	1,915	1,820
Barclays Bank PLC 7.434% (undated)[4,5]	6,025	6,414
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[4,5]	2,550	2,453
Resona Bank, Ltd. 5.85% (undated)[4,5]	11,315	10,659
Uruguay (Republic of) 9.25% 2017	7,500	8,925
Uruguay (Republic of) 8.00% 2022[3]	1,500	1,672
Turkey (Republic of) 7.25% 2015	5,700	5,971
Turkey (Republic of) 8.00% 2034	4,200	4,573
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	11,000	10,358
Skandinaviska Enskilda Banken AB 6.875% 2009	500	515
Skandinaviska Enskilda Banken AB 4.958% (undated)[4,5]	5,250	4,767
Skandinaviska Enskilda Banken AB 5.471% (undated)[4,5]	5,000	4,614
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[3,7]	3,933	3,912
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[2,3,7]	5,742	5,729
BBVA International SA Unipersonal 5.919% (undated)[4,5]	10,350	9,278
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.151% 2036[3,4,7]	9,029	9,081
Banco Mercantil del Norte, SA 6.135% 2016[5]	4,325	4,326
Banco Mercantil del Norte, SA 6.862% 2021[5]	4,600	4,615
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3,7]	691	718
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.023% 2042[3,4,7]	3,000	2,968
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[3,4,7]	5,000	4,946
Vale Overseas Ltd. 6.875% 2036	8,000	8,282
Pakistan (Republic of) 7.125% 2016[2,5]	1,500	1,361
Pakistan (Republic of) 7.125% 2016[2]	7,500	6,806
Countrywide Home Loans, Inc., Series L, 3.25% 2008	475	458
Countrywide Home Loans, Inc., Series M, 4.125% 2009	300	276
Countrywide Financial Corp., Series A, 4.50% 2010	295	266
Countrywide Home Loans, Inc., Series L, 4.00% 2011	2,355	2,110
Countrywide Financial Corp., Series B, 5.80% 2012	5,175	4,855
Countrywide Financial Corp. 6.25% 2016	130	118
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3,5,7]	5,600	5,527
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,5,7]	1,150	1,101
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,5,7]	1,230	1,157
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[5]	1,425	1,425
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,065	4,106
Charter Communications Operating, LLC, Term Loan Facilities B, Delayed Draw, 7.13% 2014[3,4]	1,325	1,284
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	750	763
UniCredito Italiano SpA 5.584% 2017[4,5]	2,730	2,755
HVB Funding Trust I 8.741% 2031[3,5,7]	4,250	4,797
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3,7]	8,000	7,542
Residential Capital, LLC 7.50% 2012[4]	5,370	4,354
Residential Capital Corp. 7.50% 2013[4]	1,600	1,293
Residential Capital Corp. 7.875% 2015[4]	1,510	1,221
Northern Rock PLC 5.60% (undated)[2,4,5]	4,815	3,250
Northern Rock PLC 6.594% (undated)[2,4,5]	5,300	3,578
Nextel Communications, Inc., Series E, 6.875% 2013	6,725	6,758
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3,7]	3,203	3,115
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[2,3,7]	598	578
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.249% 2036[3,4,7]	615	622
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036[3,7]	1,207	1,212
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[2,3,7]	1,231	1,218
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.933% 2036[3,4,7]	4,857	4,806
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.941% 2037[3,4,7]	1,952	1,905
Dominican Republic 9.50% 2011[3]	1,813	1,929
Dominican Republic 9.04% 2018[3,5]	2,459	2,779
Dominican Republic 9.04% 2018	1,771	2,001
Stora Enso Oyj 6.404% 2016[5]	2,285	2,255
Stora Enso Oyj 7.25% 2036[5]	4,295	4,340
Lehman Brothers Holdings Inc. 6.50% 2017	6,440	6,538
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,365
PSEG Energy Holdings Inc. 8.625% 2008	345	349
PSEG Power LLC 7.75% 2011	3,325	3,563
PSEG Power LLC 8.625% 2031	1,945	2,409
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[3,7]	3,281	3,370
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3,7]	2,889	2,938
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[2,3,7]	6,200	6,258
Edison Mission Energy 7.50% 2013	1,325	1,365
Edison Mission Energy 7.75% 2016	150	156
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,767	2,961
Edison Mission Energy 7.20% 2019[5]	1,125	1,114
Edison Mission Energy 7.625% 2027[5]	650	631
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3,4,7]	2,470	2,406
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039[3,4,7]	3,770	3,795
Williams Companies, Inc. 7.36% 2010[4,5]	225	228
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	375	384
Williams Companies, Inc. 7.875% 2021	275	300
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	612
Williams Companies, Inc. 8.75% 2032	4,030	4,660
Indonesia (Republic of) 6.75% 2014[5]	1,250	1,291
Indonesia (Republic of) 6.875% 2017[5]	1,000	1,044
Indonesia (Republic of) 6.625% 2037[5]	4,000	3,835
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019[3,7]	5,361	5,123
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3,7]	933	923
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018[3,7]	3,702	3,599
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.625% 2035[3,4,7]	1,449	1,422
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.934% 2036[3,4,7]	957	966
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[4,5]	6,180	5,803
American Tower Corp. 7.125% 2012	1,595	1,639
American Tower Corp. 7.50% 2012	475	490
American Tower Corp. 7.00% 2017[5]	3,625	3,666
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018[3,7]	2,007	1,935
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.349% 2037[3,4,7]	3,811	3,775
TransCanada PipeLines Ltd. 6.35% 2067[4]	5,880	5,653
Chase Issuance Trust, Series 2007-A9, Class A, 5.783% 2014[3,4,7]	5,700	5,608
EOG Resources, Inc. 5.875% 2017	5,500	5,508
Enterprise Products Operating LP, Series B, 5.00% 2015	2,000	1,880
Enterprise Products Operating LP 8.375% 2066[4]	1,210	1,246
Enterprise Products Operating LP 7.034% 2068[4]	2,505	2,299
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	1,381	1,414
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	425	428
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	602	591
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,854	2,989
ORIX Corp. 5.48% 2011	5,500	5,398
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	5,670	5,284
Ukraine Government 6.58% 2016	5,000	5,081
Centex Corp. 4.75% 2008	525	521
Centex Corp. 5.25% 2015	1,735	1,478
Centex Corp. 6.50% 2016	3,370	3,079
Santander Issuances, SA Unipersonal 5.948% 2016[4,5]	2,100	2,086
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	500	507
Abbey National PLC 6.70% (undated)[4]	2,422	2,450
National Grid PLC 6.30% 2016	4,825	4,888
Liberty Mutual Group Inc. 6.50% 2035[5]	690	631
Liberty Mutual Group Inc. 7.50% 2036[5]	2,300	2,365
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	1,900	1,854
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,050	1,137
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,300	3,614
Michaels Stores, Inc., Term Loan B, 7.625% 2013[3,4]	249	242
Michaels Stores, Inc. 10.00% 2014	2,925	3,013
Michaels Stores, Inc. 0%/13.00% 2016[8]	1,500	908
Michaels Stores, Inc. 11.375% 2016	500	514
PNC Funding Corp., Series I, 6.517% (undated)[4,5]	2,600	2,613
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	2,100	2,014
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,059
Comcast Corp. 6.95% 2037	3,345	3,522
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	2,250	2,326
Merrill Lynch & Co., Inc. 6.11% 2037	2,360	2,229
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[3,7]	4,662	4,530
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,5]	4,500	4,455
Nielsen Finance LLC, Term Loan B, 7.61% 2013[3,4]	425	413
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	2,275	2,417
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	2,255	1,590
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2,3,4,7]	4,650	4,418
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[3,7]	771	760
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3,7]	2,890	2,870
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.066% 2045[3,4,7]	750	764
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[3,7]	714	723
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036[3,7]	1,751	1,759
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.978% 2047[3,4,7]	1,896	1,863
Corporación Andina de Fomento 5.75% 2017	4,400	4,324
SLM Corp., Series A, 5.40% 2011	1,250	1,168
SLM Corp., Series A, 5.45% 2011	2,000	1,886
SLM Corp., Series A, 5.00% 2015	1,500	1,260
Tenet Healthcare Corp. 6.375% 2011	845	744
Tenet Healthcare Corp. 7.375% 2013	825	703
Tenet Healthcare Corp. 9.875% 2014	2,175	2,001
Tenet Healthcare Corp. 9.25% 2015	900	799
Univision Communications, Inc., Second Lien Term Loan, 7.629% 2009[3,4]	500	497
Univision Communications Inc. 7.85% 2011	1,475	1,482
Univision Communications, Inc., First Lien Term Loan B, 7.61% 2014[3,4]	380	361
Univision Communications Inc. 9.75% 2015[5,6]	1,870	1,833
Kroger Co. 6.40% 2017	4,000	4,086
SunGard Data Systems Inc. 3.75% 2009	2,500	2,419
SunGard Data Systems Inc. 9.125% 2013	1,500	1,568
R.H. Donnelley Corp. 10.875% 2012[5]	750	801
Dex Media, Inc., Series B, 8.00% 2013	750	759
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,310	1,245
R.H. Donnelley Corp. 8.875% 2017[5]	1,095	1,117
BNP Paribas 7.195% (undated)[4,5]	3,900	3,891
Bulgaria (Republic of) 8.25% 2015	3,300	3,869
Sunoco, Inc. 5.75% 2017	3,900	3,843
Orascom Telecom 7.875% 2014[5]	3,980	3,786
Rural Cellular Corp. 11.106% 2012[4]	350	359
Rural Cellular Corp. 8.621% 2013[4,5]	3,250	3,348
Ford Motor Credit Co. 7.375% 2009	325	319
Ford Motor Credit Co. 7.375% 2011	1,225	1,175
Ford Motor Co. 6.50% 2018	1,631	1,321
Ford Motor Co. 8.875% 2022	1,000	865
Husky Energy Inc. 6.80% 2037	3,550	3,655
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3,7]	3,643	3,512
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[2,3,4,5,7]	94	101
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[3,4,7]	4,000	3,586
Safeway Inc. 6.35% 2017	3,500	3,563
TL Acquisitions, Inc., Term Loan B, 7.95% 2014[3,4]	1,325	1,290
Thomson Learning 10.50% 2015[5]	1,125	1,117
Thomson Learning 0%/13.25% 2015[5,8]	1,295	1,055
NXP BV and NXP Funding LLC 8.11% 2013[4]	350	326
NXP BV and NXP Funding LLC 7.875% 2014	525	507
NXP BV and NXP Funding LLC 9.50% 2015	2,795	2,613
Constellation Brands, Inc. 7.25% 2017[5]	3,410	3,427
Russian Federation 7.50% 2030[3]	2,925	3,276
J.C. Penney Co., Inc. 8.00% 2010	1,705	1,815
J.C. Penney Corp., Inc. 5.75% 2018	1,000	962
J.C. Penney Corp., Inc. 6.375% 2036	500	469
First Data Corp., Term Loan B2, 8.00% 2014[3,4]	3,325	3,219
Federated Retail Holdings, Inc. 5.35% 2012	510	501
Federated Retail Holdings, Inc. 5.90% 2016	2,760	2,646
DAE Aviation Holdings, Inc., Term Loan B, 9.00% 2014[3,4]	1,000	1,000
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,990	2,090
Simon Property Group, LP 6.35% 2012	1,300	1,333
Simon Property Group, LP 5.875% 2017	1,750	1,714
Radio One, Inc., Series B, 8.875% 2011	1,200	1,191
Radio One, Inc. 6.375% 2013	2,060	1,833
Centennial Communications Corp. 11.11% 2013[4]	710	735
Centennial Communications Corp. 10.00% 2013	1,000	1,063
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	895
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	250	256
Hospitality Properties Trust 6.75% 2013	690	714
Hospitality Properties Trust 5.125% 2015	1,000	925
Hospitality Properties Trust 5.625% 2017	1,390	1,290
Glen Meadow Pass Through Trust 6.505% 2067[2,4,5]	3,000	2,911
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3,7]	2,890	2,901
Canadian Natural Resources Ltd. 5.70% 2017	2,000	1,956
Canadian Natural Resources Ltd. 6.25% 2038	970	939
American Media Operations, Inc., Series B, 10.25% 2009	2,830	2,526
American Media Operations, Inc. 8.875% 2011	380	334
Hanesbrands Inc., Series B, 8.784% 2014[4]	2,805	2,805
SBC Communications Inc. 5.625% 2016	1,500	1,490
SBC Communications Inc. 6.45% 2034	1,275	1,297
Charles Schwab Corp., Series A, 6.375% 2017	2,775	2,760
General Electric Co. 5.00% 2013	2,775	2,754
Pogo Producing Co. 7.875% 2013	1,780	1,851
Pogo Producing Co. 6.625% 2015	50	50
Pogo Producing Co. 6.875% 2017	730	737
Fifth Third Capital Trust IV 6.50% 2067[4]	2,720	2,617
SUPERVALU INC., Term Loan B, 7.32% 2012[3,4]	247	246
Albertson’s, Inc. 8.00% 2031	2,300	2,346
Kazkommerts International BV 8.50% 2013	1,750	1,664
Kazkommerts International BV 7.875% 2014[5]	500	456
Kazkommerts International BV 7.875% 2014	500	456
E*TRADE Financial Corp. 8.00% 2011	1,925	1,925
E*TRADE Financial Corp. 7.875% 2015	680	632
Jamaican Government 9.00% 2015	280	301
Jamaican Government 9.25% 2025	2,000	2,250
HealthSouth Corp. 10.75% 2016	2,400	2,538
HCA Inc., Term Loan B, 7.448% 2013[3,4]	1,563	1,535
HCA Inc. 9.625% 2016[5,6]	925	990
Celestica Inc. 7.875% 2011	1,605	1,553
Celestica Inc. 7.625% 2013	1,020	954
Lafarge 6.15% 2011	2,450	2,500
Triton PCS, Inc. 8.50% 2013	2,350	2,470
ZFS Finance (USA) Trust V 6.50% 2037[4,5]	2,550	2,470
AXA SA 6.379% (undated)[4,5]	2,725	2,465
Tenneco Automotive Inc. 8.625% 2014	2,415	2,445
AOL Time Warner Inc. 7.625% 2031	2,240	2,443
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.811% 2035[3,4,7]	2,458	2,436
CanWest Media Inc., Series B, 8.00% 2012	1,406	1,385
CanWest MediaWorks Inc. 9.25% 2015[5]	1,000	1,015
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,060	1,089
Hawaiian Telcom Communications, Inc. 10.86% 2013[4]	90	92
Hawaiian Telcom Communications, Inc., Term Loan C, 7.45% 2014[3,4]	748	727
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	450	488
Lincoln National Corp. 7.00% 2066[4]	2,290	2,364
American Cellular Corp., Series B, 10.00% 2011	165	173
Dobson Cellular Systems, Inc. 9.875% 2012	200	217
Dobson Communications Corp. 8.875% 2013	1,250	1,338
American Cellular Corp., Term Loan B, 7.36% 2014[3,4]	623	622
XL Capital Ltd., Series E, 6.50% (undated)[4]	1,665	1,558
Twin Reefs Asset Trust (XLFA), Series B, 6.82% (undated)[2,4,5]	900	779
CNA Financial Corp. 6.50% 2016	2,270	2,307
DRS Technologies, Inc. 6.875% 2013	1,815	1,824
DRS Technologies, Inc. 6.625% 2016	225	223
DRS Technologies, Inc. 7.625% 2018	250	256
ARAMARK Corp., Term Loan B, 7.36% 2014[3,4]	912	896
ARAMARK Corp., Term Loan B, Letter of Credit, 7.36% 2014[3,4]	65	64
ARAMARK Corp. 8.50% 2015	1,300	1,333
Kansas City Southern Railway Co. 7.50% 2009	2,250	2,287
THL Buildco, Inc. 8.50% 2014	2,090	1,824
NTK Holdings Inc. 0%/10.75% 2014[8]	650	403
El Salvador (Republic of) 7.65% 2035[5]	1,970	2,216
Viacom Inc. 6.25% 2016	1,500	1,506
Viacom Inc. 6.875% 2036	700	699
Realogy Corp., Term Loan B, 8.36% 2013[3,4]	232	219
Realogy Corp., Term Loan B, Letter of Credit, 5.32% 2013[3,4]	42	40
Realogy Corp. 10.50% 2014[5]	2,275	1,945
Allied Waste North America, Inc., Series B, 5.75% 2011	650	642
Allied Waste North America, Inc., Series B, 6.125% 2014	275	268
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,293
Lloyds TSB Group PLC 6.267% (undated)[4,5]	2,400	2,199
PETRONAS Capital Ltd. 7.00% 2012[5]	2,050	2,196
Hawker Beechcraft 8.50% 2015[5]	225	231
Hawker Beechcraft 8.875% 2015[5,6]	1,730	1,747
Hawker Beechcraft 9.75% 2017[5]	150	154
Standard Pacific Corp. 5.125% 2009	775	659
Standard Pacific Corp. 6.50% 2010	1,750	1,356
Standard Pacific Corp. 6.25% 2014	25	18
Standard Pacific Corp. 7.00% 2015	135	97
Drummond Co., Inc. 7.375% 2016[5]	2,275	2,127
Windstream Corp. 8.125% 2013	1,400	1,481
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	305	320
Windstream Corp. 8.625% 2016	300	321
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,025	999
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,175	1,116
ISA Capital do Brasil SA 8.80% 2017[5]	2,000	2,100
D.R. Horton, Inc. 5.25% 2015	535	449
D.R. Horton, Inc. 5.625% 2016	1,150	968
D.R. Horton, Inc. 6.50% 2016	750	658
Boyd Gaming Corp. 7.75% 2012	620	640
Boyd Gaming Corp. 6.75% 2014	275	271
Boyd Gaming Corp. 7.125% 2016	1,175	1,143
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3,4,7]	2,050	2,037
Serena Software, Inc. 10.375% 2016	1,936	2,004
Petroplus Finance Ltd. 6.75% 2014[5]	1,425	1,375
Petroplus Finance Ltd. 7.00% 2017[5]	650	621
Chohung Bank 4.50% 2014[4,5]	2,000	1,987
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	360	347
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	700	662
Westfield Group 5.70% 2016[5]	1,000	969
VWR International, Inc. 10.25% 2015[4,5,6]	2,025	1,964
AES Panamá, SA 6.35% 2016[5]	2,000	1,964
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[3,7]	2,000	1,953
Nationwide Financial Services, Inc. 6.75% 2067[4]	1,970	1,906
Developers Diversified Realty Corp. 5.375% 2012	1,950	1,902
Spirit Master Funding LLC, Net-Lease Mortgage Notes,
Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3,5,7]	2,033	1,887
Banque Centrale de Tunisie 7.375% 2012	1,750	1,881
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,265	1,274
Stone Container Corp. 8.375% 2012	205	206
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	400	389
Education Management LLC and Education Management Finance Corp. 8.75% 2014	725	747
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,070	1,113
Southern Natural Gas Co. 5.90% 2017[5]	1,900	1,859
Idearc Inc. 8.00% 2016	1,845	1,850
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,895	1,848
Intelsat (Bermuda), Ltd. 8.25% 2013	540	551
Intelsat (Bermuda), Ltd. 8.625% 2015	675	692
Intelsat Corp. 9.00% 2016	575	595
TransDigm Inc. 7.75% 2014	1,800	1,827
Local T.V. Finance LLC 9.25% 2015[5,6]	1,895	1,791
Credit Agricole SA 6.637% (undated)[4,5]	1,900	1,788
United Mexican States Government Global 6.375% 2013	1,675	1,765
CVS Corp. 7.77% 2012[2,3,5]	764	814
CVS Corp. 5.298% 2027[3,5]	1,014	946
Catlin Insurance Ltd. 7.249% (undated)[4,5]	1,835	1,734
Sanmina-SCI Corp. 8.125% 2016	1,985	1,727
Delhaize Group 6.50% 2017[5]	500	505
Delhaize America, Inc. 9.00% 2031	1,000	1,196
PTS Acquisition Corp. 9.50% 2015[5,6]	1,790	1,701
Quebecor Media Inc. 7.75% 2016[5]	750	719
Quebecor Media Inc. 7.75% 2016	1,000	959
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,375	1,408
Sierra Pacific Resources 8.625% 2014	250	266
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,125	1,673
Northwest Airlines, Inc., Term Loan B, 8.698% 2013[3,4]	519	495
Northwest Airlines, Inc., Term Loan A, 8.698% 2018[3,4]	1,208	1,175
Pinnacle Entertainment, Inc. 7.50% 2015[5]	1,750	1,665
Gulfstream Natural Gas 6.19% 2025[5]	1,670	1,648
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,615	1,627
Hughes Communications, Inc. 9.50% 2014	1,600	1,620
MGM MIRAGE 6.00% 2009	350	349
Mandalay Resort Group 6.375% 2011	275	276
MGM MIRAGE 6.75% 2013	915	899
MGM MIRAGE 6.625% 2015	100	95
General Motors Corp. 7.125% 2013	1,745	1,605
Coventry Health Care, Inc. 6.30% 2014	1,600	1,601
Allstate Corp., Series B, 6.125% 2067[4]	1,615	1,586
AMC Entertainment Inc. 8.00% 2014	525	503
AMC Entertainment Inc., Series B, 11.00% 2016	1,000	1,070
Level 3 Financing, Inc. 9.25% 2014	1,585	1,569
Nalco Co. 7.75% 2011	1,015	1,040
Nalco Co. 8.875% 2013	500	528
Iron Mountain Inc. 7.75% 2015	380	381
Iron Mountain Inc. 6.625% 2016	1,250	1,175
Berry Plastics Holding Corp. 10.25% 2016[2]	1,575	1,551
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	151	152
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[2,3]	179	179
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	1,210	1,210
UPM-Kymmene Corp. 5.625% 2014[5]	1,590	1,540
ACE INA Holdings Inc. 5.875% 2014	1,510	1,522
K N Energy, Inc. 7.25% 2028	1,625	1,521
Colombia (Republic of) Global 10.375% 2033	484	713
Colombia (Republic of) Global 7.375% 2037	715	788
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,495
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,493
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	1,231	1,300
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	201	190
Alion Science and Technology Corp. 10.25% 2015	1,630	1,487
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,000	785
K. Hovnanian Enterprises, Inc. 8.875% 2012	910	687
AEP Industries Inc. 7.875% 2013	1,510	1,468
Guatemala (Republic of) 10.25% 2011	990	1,143
Guatemala (Republic of) 9.25% 2013	260	299
Surgical Care Affiliates, Inc. 8.875% 2015[5,6]	800	764
Surgical Care Affiliates, Inc. 10.00% 2017[5]	700	676
Warner Chilcott Corp. 8.75% 2015	1,352	1,406
Accuride Corp. 8.50% 2015	1,445	1,394
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	1,375	1,394
International Lease Finance Corp. 5.00% 2010	1,000	996
American International Group, Inc., Series A-1, 6.25% 2087[4]	420	397
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	1,287	1,348
Sensata Technologies BV 8.00% 2014[4]	1,370	1,343
Lazard Group LLC 7.125% 2015	710	718
Lazard Group LLC 6.85% 2017	625	616
NRG Energy, Inc. 7.25% 2014	1,315	1,322
Seneca Gaming Corp. 7.25% 2012	1,300	1,316
AES Corp. 8.75% 2013[5]	1,250	1,314
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,245	1,295
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,350	1,269
William Lyon Homes, Inc. 10.75% 2013	1,300	969
William Lyon Homes, Inc. 7.50% 2014	450	299
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[3,7]	1,250	1,259
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[3,4,7]	1,250	1,250
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,230	1,248
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3,7]	194	197
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3,7]	1,000	1,035
Warner Music Group 7.375% 2014	1,390	1,216
Marathon Oil Corp. 6.00% 2017	1,180	1,184
Beazer Homes USA, Inc. 6.50% 2013	745	555
Beazer Homes USA, Inc. 6.875% 2015	830	618
Toys “R” Us, Inc. 7.625% 2011	1,265	1,164
Chubb Corp. 6.375% 2037[4]	1,160	1,155
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011[3]	1,125	1,129
Neiman Marcus Group, Inc. 9.00% 2015[6]	1,050	1,123
Encore Acquisition Co. 6.00% 2015	1,225	1,112
Smithfield Foods, Inc. 7.75% 2017	1,075	1,107
Building Materials Corp. of America 7.75% 2014	1,205	1,097
Toll Brothers Finance Corp. 5.95% 2013	175	161
Toll Brothers, Inc. 4.95% 2014	820	720
Toll Brothers, Inc. 5.15% 2015	245	210
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,095	1,057
Georgia Gulf Corp. 9.50% 2014	965	888
Georgia Gulf Corp. 10.75% 2016	180	157
Cablevision Systems Corp., Series B, 8.00% 2012	1,070	1,043
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,3,5,7]	1,000	1,040
Young Broadcasting Inc. 10.00% 2011	1,120	1,039
Metals USA Holdings Corp. 11.36% 2012[2,4,5,6]	1,100	1,034
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,5,7]	850	836
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3,5,7]	200	196
MetroPCS Wireless, Inc. 9.25% 2014[5]	1,000	1,025
Universal Hospital Services, Inc. 8.759% 2015[4,5]	540	540
Universal Hospital Services, Inc. 8.50% 2015[5,6]	460	458
Federal Agricultural Mortgage Corp. 4.25% 2008[7]	1,000	996
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3,7]	1,000	994
Entercom Radio, LLC 7.625% 2014	1,000	990
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[3,4,5,7]	1,000	988
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[3,4,7]	1,000	984
Newfield Exploration Co. 6.625% 2016	1,000	982
Verizon Communications Inc. 5.50% 2017	1,000	982
Mohegan Tribal Gaming Authority 6.375% 2009	970	970
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[2,3,4,7]	503	478
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[3,4,7]	536	491
Goodyear Tire & Rubber Co. 8.625% 2011	906	951
Ambac Financial Group, Inc. 6.15% 2087[4]	1,095	948
Dollarama Group LP and Dollarama Corp. 8.875% 2012	940	945
Kimco Realty Corp., Series C, 5.783% 2016	550	537
Kimco Realty Corp. 5.70% 2017	415	402
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3,5,7]	475	471
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3,5,7]	105	101
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3,5,7]	105	100
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3,5,7]	105	100
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3,5,7]	105	98
Riddell Bell Holdings Inc. 8.375% 2012[2]	905	869
Dole Food Co., Inc. 7.25% 2010	325	309
Dole Food Co., Inc. 8.875% 2011	570	559
Tyson Foods, Inc. 6.85% 2016[4]	835	865
Georgia-Pacific Corp. 8.125% 2011	500	510
Georgia-Pacific Corp. 9.50% 2011	325	344
WDAC Intermediate Corp. 8.375% 2014[5]	850	850
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.951% 2035[3,4,7]	789	793
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	786
France Télécom 7.75% 2011[4]	730	785
Plastipak Holdings, Inc. 8.50% 2015[5]	750	780
Vitamin Shoppe Industries Inc. 13.058% 2012[4]	750	772
NTL Cable PLC 8.75% 2014	750	772
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	768
Bon-Ton Department Stores, Inc. 10.25% 2014	815	766
Elizabeth Arden, Inc. 7.75% 2014	770	762
LBI Media, Inc. 8.50% 2017[5]	755	755
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3,5]	750	745
QBE Capital Funding II LP 6.797% (undated)[4,5]	750	737
Cinemark, Inc. 0%/9.75% 2014[8]	750	712
Team Finance LLC and Health Finance Corp. 11.25% 2013	655	698
Ashtead Group PLC 8.625% 2015[5]	665	650
Chrysler Financial, First Lien Term Loan, 9.36% 2012[3,4]	130	130
Chrysler Financial, Second Lien Term Loan, 11.86% 2013[3,4]	525	518
Viant Holdings Inc. 10.125% 2017[5]	693	648
Goodman Global Holdings, Inc., Series B, 7.875% 2012	655	647
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	650	647
Liberty Media Corp. 8.25% 2030	650	640
Claire’s Stores, Inc., Term Loan, 7.948% 2013[3,4]	673	631
Qwest Capital Funding, Inc. 7.25% 2011	130	131
Qwest Communications International Inc., Series B, 7.50% 2014	250	254
U S WEST Communications, Inc. 6.875% 2033	250	235
Wells Fargo & Co. 3.50% 2008	625	619
Cox Communications, Inc. 4.625% 2010	625	618
Grupo Posadas, SA de CV 8.75% 2011	600	616
Foundation PA Coal Co. 7.25% 2014	625	616
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3,4,7]	625	610
Sealy Mattress Co. 8.25% 2014	580	587
Duane Reade Inc. 9.75% 2011	605	582
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
Series 2001-3, Class A-1, 4.89% 2037[3,7]	573	571
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[3,7]	568	569
Carnival Corp. 6.15% 2008	565	567
AMH Holdings, Inc. 0%/11.25% 2014[8]	890	565
Pemex Project Funding Master Trust 9.125% 2010	500	554
Cricket Communications, Inc. 9.375% 2014	525	535
Technical Olympic USA, Inc. 9.00% 2010	490	306
Technical Olympic USA, Inc. 10.375% 2012	810	225
Owens-Illinois, Inc. 7.35% 2008	525	530
Freescale Semiconductor, Inc., Term Loan B, 7.33% 2013[3,4]	549	526
Hertz Corp. 10.50% 2016	475	515
Host Marriott, LP, Series K, 7.125% 2013	500	506
ACIH, Inc. 0%/11.50% 2012[5,8]	650	504
Rite Aid Corp. 6.125% 2008[5]	500	495
Atlas Copco AB 5.60% 2017[5]	500	494
Accellent Inc. 10.50% 2013	515	479
United Rentals (North America), Inc. 7.75% 2013	460	476
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3,5,7]	460	452
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[5]	416	423
Regal Cinemas Corp., Series B, 9.375% 2012[2]	400	418
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3,7]	419	417
Capmark Financial Group, Inc. 5.875% 2012[5]	455	415
Meritage Homes Corp. 6.25% 2015	525	412
Esterline Technologies Corp. 6.625% 2017	400	398
Rouse Co. 6.75% 2013[5]	375	370
Graphic Packaging International, Inc. 8.50% 2011	350	358
Limited Brands, Inc. 6.90% 2017	355	357
Rockwood Specialties Group, Inc. 7.50% 2014	325	326
Iraq (Republic of) 5.80% 2028[3,5]	500	301
RSC Holdings III, LLC, Second Lien Term Loan B, 8.86% 2013[3,4]	279	271
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	250	252
Delphi Corp. 6.50% 2013[9]	240	216
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	310	215
Electronic Data Systems Corp. 7.45% 2029	200	203
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	190	202
Ainsworth Lumber Co. Ltd. 6.75% 2014	300	195
Equistar Chemicals, LP 10.125% 2008	185	192
Carmike Cinemas, Inc., Term Loan B, 8.98% 2012[3,4]	148	148
Bank of Scotland 7.00% (undated)[4,5]	100	100
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	69	70
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032[3,7]	35	35
Stoneridge, Inc. 11.50% 2012	25	26
		1,551,648

Total bonds & notes (cost: $4,836,469,000)		5,066,451

Warrants — 0.00%	Shares

U.S. DOLLARS — 0.00%
United Mexican States Government, warrants, expire 2007[2,5,10]	4,715	38
United Mexican States Government, warrants, expire 2007[2,5,10]	4,715	37
GT Group Telecom Inc., warrants, expire 2010[2,5,10]	1,000	—*

Total warrants (cost: $340,000)		75

Preferred securities — 3.34%	Shares

EUROS — 2.34%
HVB Funding Trust VIII 7.055%[4]	14,900,000	22,309
UniCredito Italiano Capital Trust III 4.028%[4]	1,000,000	1,248
UniCredito Italiano Capital Trust I, Class B, 8.048%[4]	8,000,000	12,203
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[4]	25,700,000	33,554
Allied Irish Banks, PLC 4.781%[4]	12,710,000	15,732
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[4]	5,000,000	7,492
Barclays Bank PLC 4.75%[4]	9,180,000	10,649
BNP Paribas 5.868%[4]	6,750,000	9,774
BNP Paribas Capital Trust IV 6.342%[4]	500,000	736
Standard Chartered Capital Trust I 8.16%[4]	5,000,000	7,571
Bank of Ireland UK Holdings PLC 7.40%[4]	3,000,000	4,475
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[4]	2,000,000	2,526
SG Capital Trust I 7.875% noncumulative trust[4]	1,000,000	1,500
		129,769

U.S. DOLLARS — 0.77%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[4]	13,386,000	12,745
Sumitomo Mitsui Banking Corp. 6.078%[4,5]	11,386,000	10,586
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	8,800,000	9,450
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	7,085,000	6,310
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	2,000,000	1,849
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[4,5]	1,700,000	1,708
IBJ Capital Co. LLC, Series A, 8.79% noncumulative[4,5]	200,000	204
		42,852

BRITISH POUNDS — 0.23%
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[4]	4,500,000	8,269
BOI Capital Funding (No. 4) LP 6.43%[4]	1,500,000	2,829
Sumitomo Mitsui Banking Corp. 6.164%[4]	990,000	1,853
		12,951

Total preferred securities (cost: $183,825,000)		185,572

Short-term securities — 4.08%	Principal amount (000)

Three Pillars Funding, LLC 5.30% due 10/1/2007[5]	US$48,600	48,578
Federal Home Loan Bank 4.89% due 10/3/2007	32,700	32,687
BMW U.S. Capital LLC 4.75% due 10/5/2007[5]	27,700	27,682
BASF AG 4.77% due 11/6/2007[5,7]	23,800	23,683
CAFCO, LLC 5.255% due 10/25/2007[5]	20,500	20,417
Danske Corp. 5.635% due 10/15/2007[5]	18,700	18,656
Swedish Export Credit Corp. 5.14%–5.44% due 10/9–10/15/2007	15,887	15,859
AstraZeneca PLC 4.90% due 10/26/2007[5]	15,800	15,744
Ranger Funding Co. LLC 6.26% due 10/1/2007[5]	10,000	9,998
Liberty Street Funding Corp. 5.10% due 10/1/2007[5]	8,700	8,699
Total Capital SA 5.10% due 10/10/2007[5]	5,200	5,193

Total short-term securities (cost: $227,204,000)		227,196

Total investment securities (cost: $5,247,838,000)		5,479,294
Other assets less liabilities		80,025

Net assets		US$5,559,319

* Amount less than one thousand.

[1] Index-linked bond whose principal amount moves with a government retail price index.
[2] Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $770,764,000.
[3] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4] Coupon rate may change periodically.
[5] Security purchased in transactions exempt from registration under the Securities Act of 1933. These securities may be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $616,592,000, which represented 11.09% of the net assets of the fund.

[6] Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7] This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
[8] Step bond; coupon rate will increase at a later date.
[9] Scheduled interest and/or principal payment was not received.
[10] Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-931-1107O-S10917

Financial statements

Statement of assets and liabilities
at September 30, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $5,247,838)			$5,479,294
Cash			2,946
Receivables for:
Sales of investments		62,979
Sales of fund's shares		34,577
Open forward currency contracts		18,718
Closed forward currency contracts		5,338
Interest		98,267	219,879
			5,702,119
Liabilities:
Payables for:
Purchases of investments		114,871
Repurchases of fund's shares		10,016
Open forward currency contracts		11,226
Closed forward currency contracts		1,931
Investment advisory services		1,943
Services provided by affiliates		2,060
Directors' deferred compensation		91
Other		662	142,800
Net assets at September 30, 2007			$5,559,319

Net assets consist of:
Capital paid in on shares of capital stock			$5,182,177
Undistributed net investment income			118,642
Undistributed net realized gain			16,548
Net unrealized appreciation			241,952
Net assets at September 30, 2007			$5,559,319

Total authorized capital stock - 400,000 shares, $.001 par value (276,208 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$3,569,331	176,985	$20.17
Class B	155,696	7,779	20.02
Class C	400,242	20,092	19.92
Class F	977,305	48,672	20.08
Class 529-A	93,367	4,619	20.21
Class 529-B	10,733	535	20.07
Class 529-C	45,309	2,260	20.05
Class 529-E	5,121	255	20.11
Class 529-F	8,632	429	20.14
Class R-1	8,389	419	20.03
Class R-2	65,037	3,248	20.03
Class R-3	73,257	3,638	20.13
Class R-4	32,113	1,593	20.16
Class R-5	114,787	5,684	20.19
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $20.96 and $21.00, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2007

Investment income:
Income:		(dollars in thousands)
Interest (net of non-U.S. taxes of $939)			$228,626

Fees and expenses(*):
Investment advisory services		$21,793
Distribution services		15,640
Transfer agent services		3,786
Administrative services		2,280
Reports to shareholders		261
Registration statement and prospectus		474
Postage, stationery and supplies		459
Directors' compensation		67
Auditing and legal		103
Custodian		1,378
State and local taxes		55
Other		43
Total fees and expenses before reimbursements/waivers		46,339
Less reimbursements/waivers of fees and expenses:
Investment advisory services		2,179
Administrative services		124
Total fees and expenses after reimbursements/waivers			44,036
Net investment income			184,590

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments		82,011
Non-U.S. currency transactions		(5,081)	76,930
Net unrealized appreciation on:
Investments		149,550
Non-U.S. currency translations		17,483	167,033
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency			243,963

Net increase in net assets resulting from operations			$428,553

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended September 30
		2007	2006
Operations:
Net investment income		$184,590	$124,987
Net realized gain (loss) on investments and
non-U.S. currency transactions		76,930	(44,330)
Net unrealized appreciation
on investments and non-U.S. currency translations		167,033	14,087
Net increase in net assets
resulting from operations		428,553	94,744

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gain		(131,394)	(113,331)

Distributions from net realized gain on investments		-	(33,120)

Total dividends and distributions paid to shareholders		(131,394)	(146,451)

Net capital share transactions		1,835,858	652,665

Total increase in net assets		2,133,017	600,958

Net assets:
Beginning of year		3,426,302	2,825,344
End of year (including undistributed
net investment income: $118,642 and $13,942, respectively)		$5,559,319	$3,426,302

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company.  The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts– The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions– The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended September 30, 2007, non-U.S. taxes paid on realized gains were $130,000.  In addition, as of September 30, 2007, the liability for non-U.S. taxes based on realized and unrealized gains was $167,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended September 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002, and by non-U.S. tax authorities for tax years before 2004.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended September 30, 2007, the fund reclassified $57,547,000 from undistributed net realized gain to undistributed net investment income and $6,043,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of September 30, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$127,346
Undistributed long-term capital gain	18,990
Gross unrealized appreciation on investment securities	258,473
Gross unrealized depreciation on investment securities	<30,844>
Net unrealized appreciation on investment securities	227,629
Cost of investment securities	5,251,665

The tax character of distributions paid to shareholders was as follows (dollars in thousands):
	Year ended September 30, 2007			Year ended September 30, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$87,625	-	$87,625	$83,907	$16,100	$100,007
Class B	3,399	-	3,399	3,947	939	4,886
Class C	7,755	-	7,755	7,392	1,742	9,134
Class F	22,752	-	22,752	18,434	3,428	21,862
Class 529-A	2,263	-	2,263	1,877	353	2,230
Class 529-B	221	-	221	235	57	292
Class 529-C	836	-	836	735	173	908
Class 529-E	117	-	117	105	21	126
Class 529-F	201	-	201	155	28	183
Class R-1	125	-	125	91	20	111
Class R-2	1,287	-	1,287	1,092	242	1,334
Class R-3	1,478	-	1,478	1,375	256	1,631
Class R-4	713	-	713	597	122	719
Class R-5	2,622	-	2,622	2,573	455	3,028
Total	$131,394	-	$131,394	$122,515	$23,936	$146,451

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.450% on such assets in excess of $3 billion. The board of directors approved an amended agreement effective November 1, 2007, decreasing the annual rate on net assets in excess of $6 billion from a rate of 0.45% to a rate of 0.41%. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2007, total investment advisory services fees waived by CRMC were $2,179,000. As a result, the fee shown on the accompanying financial statements of $21,793,000, which was equivalent to an annualized rate of 0.501%, was reduced to $19,614,000, or 0.450% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2007, the total administrative services fees paid by CRMC were $1,000 and $123,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended September 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$7,938	$3,602	Not applicable	Not applicable	Not applicable
Class B	1,338	184	Not applicable	Not applicable	Not applicable
Class C	3,144	Included in administrative services	$472	$76	Not applicable
Class F	1,835		688	129	Not applicable
Class 529-A	149		84	14	$74
Class 529-B	91		10	3	9
Class 529-C	353		40	11	35
Class 529-E	21		5	1	7
Class 529-F	-		7	1	4
Class R-1	54		6	6	Not applicable
Class R-2	389		75	261	Not applicable
Class R-3	269		78	59	Not applicable
Class R-4	59		34	6	Not applicable
Class R-5	Not applicable		80	5	Not applicable
Total	$15,640	$3,786	$1,579	$572	$129

Directors’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $67,000, shown on the accompanying financial statements, includes $49,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2007
Class A	$1,462,206	75,433	$79,126	4,109	$(409,704)	(21,198)	$1,131,628	58,344
Class B	45,510	2,360	3,010	157	(20,878)	(1,086)	27,642	1,431
Class C	192,086	10,019	7,025	368	(62,520)	(3,268)	136,591	7,119
Class F	506,243	26,233	18,677	974	(153,594)	(7,963)	371,326	19,244
Class 529-A	35,627	1,836	2,263	117	(7,039)	(363)	30,851	1,590
Class 529-B	2,976	154	221	12	(808)	(42)	2,389	124
Class 529-C	19,226	997	836	44	(3,823)	(198)	16,239	843
Class 529-E	1,831	95	117	6	(431)	(22)	1,517	79
Class 529-F	4,010	208	201	10	(600)	(30)	3,611	188
Class R-1	5,408	281	125	7	(1,040)	(55)	4,493	233
Class R-2	32,485	1,686	1,285	67	(12,991)	(675)	20,779	1,078
Class R-3	41,519	2,141	1,476	77	(14,123)	(730)	28,872	1,488
Class R-4	17,082	881	713	37	(4,526)	(233)	13,269	685
Class R-5	57,822	2,980	2,505	130	(13,676)	(708)	46,651	2,402
Total net increase
(decrease)	$2,424,031	125,304	$117,580	6,115	$(705,753)	(36,571)	$1,835,858	94,848

Year ended September 30, 2006
Class A	$743,379	39,755	$90,699	4,897	$(459,866)	(24,620)	$374,212	20,032
Class B	29,025	1,561	4,385	238	(23,017)	(1,239)	10,393	560
Class C	96,865	5,234	8,204	447	(62,384)	(3,374)	42,685	2,307
Class F	284,366	15,281	18,473	1,002	(130,069)	(6,997)	172,770	9,286
Class 529-A	22,520	1,203	2,229	120	(5,304)	(283)	19,445	1,040
Class 529-B	1,946	104	292	16	(926)	(50)	1,312	70
Class 529-C	10,444	561	907	49	(3,712)	(200)	7,639	410
Class 529-E	1,329	71	126	7	(476)	(26)	979	52
Class 529-F	1,847	99	183	10	(481)	(26)	1,549	83
Class R-1	2,400	129	111	6	(1,292)	(70)	1,219	65
Class R-2	23,340	1,255	1,331	72	(9,680)	(521)	14,991	806
Class R-3	25,926	1,389	1,631	88	(29,417)	(1,567)	(1,860)	(90)
Class R-4	11,358	606	719	39	(5,454)	(292)	6,623	353
Class R-5	20,371	1,091	2,782	150	(22,445)	(1,197)	708	44
Total net increase
(decrease)	$1,275,116	68,339	$132,072	7,141	$(754,523)	(40,462)	$652,665	35,018

* Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of September 30, 2007, the fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows (amounts in thousands):

	Contract amount		U.S. valuations at September 30, 2007

				Unrealized
				appreciation
Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	(depreciation)

Purchases:

Australian dollars
expiring 12/7/2007	A$6,953	$5,743	$6,148	$405

Canadian dollars
expiring 10/19 to 11/2/2007	C$20,752	19,831	20,904	1,073

Euros
expiring 10/16/2007 to 1/4/2008	€377,883	524,684	539,575	14,891

Japanese yen
expiring 10/26 to 12/19/2007	¥16,419,002	143,265	143,994	729

New Zealand dollars
expiring 12/13 to 12/19/2007	NZ$24,067	17,275	18,067	792

Swedish kronor
expiring 11/19/2007	SKr117,769	17,675	18,310	635

		728,473	746,998	18,525
Sales:

British pounds
expiring 10/25/2007 to 1/4/2008	£30,500	61,618	62,264	(646)

Euros
expiring 10/9 to 12/19/2007	€226,347	312,959	323,162	(10,203)

Israeli shekels
expiring 10/11/2007	ILS3,580	850	892	(42)

Japanese yen
expiring 11/16 to 12/19/2007	¥2,150,000	18,850	18,905	(55)

Swedish kronor
expiring 11/1/2007	SKr16,160	2,424	2,511	(87)

		396,701	407,734	(11,033)

Forward currency contracts - net				$ 7,492

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,827,402,000 and $3,050,098,000, respectively, during the year ended September 30, 2007.

Financial highlights

		Income from investment operations (1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers (3)	Ratio of net income to average net assets (3)
Class A:
Year ended 9/30/2007	$18.93	$.84	$1.04	$1.88	$(.64)	$-	$(.64)	$20.17	10.14%	$3,569		.98%	.93%	4.32%
Year ended 9/30/2006	19.34	.78	(.23)	.55	(.74)	(.22)	(.96)	18.93	3.05	2,246		.96	.91	4.19
Year ended 9/30/2005	19.02	.74	.50	1.24	(.82)	(.10)	(.92)	19.34	6.54	1,907		.98	.93	3.76
Year ended 9/30/2004	18.37	.69	.74	1.43	(.78)	-	(.78)	19.02	7.96	1,166		1.03	1.02	3.74
Year ended 9/30/2003	15.60	.72	2.55	3.27	(.50)	-	(.50)	18.37	21.34	827		1.09	1.04	4.22
Class B:
Year ended 9/30/2007	18.79	.69	1.04	1.73	(.50)	-	(.50)	20.02	9.38	156		1.71	1.66	3.59
Year ended 9/30/2006	19.21	.63	(.23)	.40	(.60)	(.22)	(.82)	18.79	2.22	119		1.74	1.68	3.41
Year ended 9/30/2005	18.90	.58	.51	1.09	(.68)	(.10)	(.78)	19.21	5.75	111		1.74	1.70	2.99
Year ended 9/30/2004	18.27	.55	.73	1.28	(.65)	-	(.65)	18.90	7.12	78		1.77	1.77	3.00
Year ended 9/30/2003	15.52	.58	2.55	3.13	(.38)	-	(.38)	18.27	20.41	56		1.86	1.81	3.40
Class C:
Year ended 9/30/2007	18.71	.68	1.03	1.71	(.50)	-	(.50)	19.92	9.31	400		1.74	1.69	3.56
Year ended 9/30/2006	19.13	.62	(.23)	.39	(.59)	(.22)	(.81)	18.71	2.21	243		1.78	1.72	3.38
Year ended 9/30/2005	18.84	.57	.50	1.07	(.68)	(.10)	(.78)	19.13	5.66	204		1.78	1.74	2.96
Year ended 9/30/2004	18.22	.54	.73	1.27	(.65)	-	(.65)	18.84	7.11	110		1.82	1.82	2.95
Year ended 9/30/2003	15.48	.57	2.54	3.11	(.37)	-	(.37)	18.22	20.33	47		1.92	1.87	3.32
Class F:
Year ended 9/30/2007	18.85	.85	1.03	1.88	(.65)	-	(.65)	20.08	10.18	977		.92	.87	4.38
Year ended 9/30/2006	19.26	.78	(.23)	.55	(.74)	(.22)	(.96)	18.85	3.07	555		.95	.89	4.22
Year ended 9/30/2005	18.95	.73	.50	1.23	(.82)	(.10)	(.92)	19.26	6.51	388		.99	.95	3.75
Year ended 9/30/2004	18.31	.69	.73	1.42	(.78)	-	(.78)	18.95	7.94	186		1.05	1.04	3.73
Year ended 9/30/2003	15.55	.71	2.54	3.25	(.49)	-	(.49)	18.31	21.27	59		1.16	1.11	4.09
Class 529-A:
Year ended 9/30/2007	18.97	.83	1.04	1.87	(.63)	-	(.63)	20.21	10.09	93		1.00	.95	4.30
Year ended 9/30/2006	19.38	.78	(.23)	.55	(.74)	(.22)	(.96)	18.97	3.02	57		.99	.94	4.18
Year ended 9/30/2005	19.07	.73	.50	1.23	(.82)	(.10)	(.92)	19.38	6.51	39		1.02	.97	3.72
Year ended 9/30/2004	18.41	.69	.74	1.43	(.77)	-	(.77)	19.07	7.89	21		1.07	1.06	3.71
Year ended 9/30/2003	15.63	.72	2.56	3.28	(.50)	-	(.50)	18.41	21.35	9		1.07	1.02	4.16
Class 529-B:
Year ended 9/30/2007	18.84	.67	1.04	1.71	(.48)	-	(.48)	20.07	9.25	11		1.82	1.77	3.47
Year ended 9/30/2006	19.26	.61	(.23)	.38	(.58)	(.22)	(.80)	18.84	2.10	8		1.86	1.81	3.29
Year ended 9/30/2005	18.95	.55	.51	1.06	(.65)	(.10)	(.75)	19.26	5.55	7		1.90	1.86	2.83
Year ended 9/30/2004	18.32	.52	.73	1.25	(.62)	-	(.62)	18.95	6.95	4		1.96	1.95	2.81
Year ended 9/30/2003	15.56	.55	2.56	3.11	(.35)	-	(.35)	18.32	20.22	2		2.04	1.99	3.19
Class 529-C:
Year ended 9/30/2007	18.83	.67	1.04	1.71	(.49)	-	(.49)	20.05	9.23	45		1.81	1.76	3.49
Year ended 9/30/2006	19.25	.62	(.24)	.38	(.58)	(.22)	(.80)	18.83	2.14	27		1.84	1.79	3.32
Year ended 9/30/2005	18.94	.56	.51	1.07	(.66)	(.10)	(.76)	19.25	5.60	19		1.88	1.84	2.85
Year ended 9/30/2004	18.32	.52	.73	1.25	(.63)	-	(.63)	18.94	6.94	11		1.94	1.93	2.84
Year ended 9/30/2003	15.56	.56	2.55	3.11	(.35)	-	(.35)	18.32	20.24	5		2.02	1.97	3.22
Class 529-E:
Year ended 9/30/2007	18.88	.77	1.04	1.81	(.58)	-	(.58)	20.11	9.77	5		1.30	1.25	4.00
Year ended 9/30/2006	19.30	.72	(.24)	.48	(.68)	(.22)	(.90)	18.88	2.64	3		1.32	1.27	3.84
Year ended 9/30/2005	18.99	.66	.51	1.17	(.76)	(.10)	(.86)	19.30	6.13	2		1.36	1.31	3.39
Year ended 9/30/2004	18.35	.62	.73	1.35	(.71)	-	(.71)	18.99	7.53	1		1.41	1.40	3.36
Year ended 9/30/2003	15.59	.65	2.55	3.20	(.44)	-	(.44)	18.35	20.84	1		1.48	1.43	3.71
Class 529-F:
Year ended 9/30/2007	$18.90	$.87	$1.04	$1.91	$(.67)	$-	$(.67)	$20.14	10.33%	$9		.80%	.75%	4.51%
Year ended 9/30/2006	19.31	.81	(.23)	.58	(.77)	(.22)	(.99)	18.90	3.19	4		.82	.77	4.35
Year ended 9/30/2005	18.98	.73	.51	1.24	(.81)	(.10)	(.91)	19.31	6.52	3		.99	.95	3.75
Year ended 9/30/2004	18.36	.67	.72	1.39	(.77)	-	(.77)	18.98	7.72	2		1.16	1.15	3.62
Year ended 9/30/2003	15.60	.69	2.56	3.25	(.49)	-	(.49)	18.36	21.19	-	(4)	1.23	1.18	3.94
Class R-1:
Year ended 9/30/2007	18.82	.68	1.04	1.72	(.51)	-	(.51)	20.03	9.30	9		1.78	1.71	3.56
Year ended 9/30/2006	19.24	.63	(.23)	.40	(.60)	(.22)	(.82)	18.82	2.22	3		1.83	1.71	3.40
Year ended 9/30/2005	18.96	.58	.49	1.07	(.69)	(.10)	(.79)	19.24	5.60	2		1.85	1.73	2.97
Year ended 9/30/2004	18.32	.55	.74	1.29	(.65)	-	(.65)	18.96	7.14	1		1.95	1.82	2.94
Year ended 9/30/2003	15.57	.58	2.54	3.12	(.37)	-	(.37)	18.32	20.33	1		2.15	1.86	3.32
Class R-2:
Year ended 9/30/2007	18.81	.69	1.04	1.73	(.51)	-	(.51)	20.03	9.34	65		1.96	1.67	3.58
Year ended 9/30/2006	19.23	.64	(.23)	.41	(.61)	(.22)	(.83)	18.81	2.26	41		2.18	1.70	3.42
Year ended 9/30/2005	18.94	.58	.50	1.08	(.69)	(.10)	(.79)	19.23	5.68	26		2.23	1.71	2.99
Year ended 9/30/2004	18.32	.55	.74	1.29	(.67)	-	(.67)	18.94	7.18	11		2.51	1.78	2.99
Year ended 9/30/2003	15.57	.58	2.55	3.13	(.38)	-	(.38)	18.32	20.38	3		2.91	1.81	3.29
Class R-3:
Year ended 9/30/2007	18.90	.77	1.04	1.81	(.58)	-	(.58)	20.13	9.74	73		1.31	1.26	4.00
Year ended 9/30/2006	19.32	.71	(.23)	.48	(.68)	(.22)	(.90)	18.90	2.68	41		1.32	1.27	3.82
Year ended 9/30/2005	18.99	.66	.50	1.16	(.73)	(.10)	(.83)	19.32	6.07	43		1.36	1.32	3.37
Year ended 9/30/2004	18.32	.63	.75	1.38	(.71)	-	(.71)	18.99	7.59	8		1.42	1.40	3.38
Year ended 9/30/2003	15.59	.64	2.53	3.17	(.44)	-	(.44)	18.32	20.81	2		1.73	1.43	3.68
Class R-4:
Year ended 9/30/2007	18.92	.84	1.04	1.88	(.64)	-	(.64)	20.16	10.08	32		.98	.93	4.34
Year ended 9/30/2006	19.34	.78	(.24)	.54	(.74)	(.22)	(.96)	18.92	3.04	17		.99	.94	4.17
Year ended 9/30/2005	19.03	.74	.50	1.24	(.83)	(.10)	(.93)	19.34	6.51	11		.98	.94	3.77
Year ended 9/30/2004	18.40	.69	.73	1.42	(.79)	-	(.79)	19.03	7.91	4		1.11	1.05	3.72
Year ended 9/30/2003	15.63	.70	2.57	3.27	(.50)	-	(.50)	18.40	21.34	-	(4)	2.70	1.08	3.94
Class R-5:
Year ended 9/30/2007	18.95	.90	1.03	1.93	(.69)	-	(.69)	20.19	10.43	115		.67	.62	4.65
Year ended 9/30/2006	19.35	.83	(.22)	.61	(.79)	(.22)	(1.01)	18.95	3.36	62		.69	.64	4.46
Year ended 9/30/2005	19.04	.79	.50	1.29	(.88)	(.10)	(.98)	19.35	6.78	63		.69	.65	4.04
Year ended 9/30/2004	18.38	.75	.74	1.49	(.83)	-	(.83)	19.04	8.32	32		.73	.72	4.04
Year ended 9/30/2003	15.62	.77	2.54	3.31	(.55)	-	(.55)	18.38	21.60	25		.81	.76	4.49

	Year ended September 30
	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	76%	91%	72%	79%	83%

(1) Based on average shares outstanding.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the years shown, CRMC reduced fees for investment advisory services. In addition, during some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4) Amount less than $1 million.

See Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Capital World Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund, Inc. (the “Fund”), including the investment portfolio, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital World Bond Fund, Inc. as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
November 7, 2007

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2007:

Foreign taxes	$ 1,552,000
Foreign source income	174,882,000
U.S. government income that may be exempt from state taxation	15,614,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

Capital World
Bond Fund/(R)/

 RETIREMENT PLAN
 PROSPECTUS

 December 1, 2007

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Purchase, exchange and sale of shares
18    Sales charges
20    Sales charge reductions
21    Rollovers from retirement plans to IRAs
22    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.
The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world.  Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/ or markets, may be affected to a greater extent.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                           Capital World Bond Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1997  -0.36%
1998  10.16
1999  -3.18
2000   1.46
2001   1.53
2002  16.45
2003  18.86
2004  11.38
2005  -2.86
2006   7.60
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                 8.45%  (quarter ended December 31, 2004)
LOWEST                 -3.57%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 6.68%.

                                       2

Capital World Bond Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 9 reflects the fund's results calculated without a sales charge.

                                       3

                                           Capital World Bond Fund / Prospectus

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 8/4/87     3.57%    9.17%    5.44%        7.41%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/28/02  6.81%       8.72%
 CLASS R-2 -- FIRST SOLD 7/9/02   6.79        8.80
 CLASS R-3 -- FIRST SOLD 7/16/02  7.30        9.01
 CLASS R-4 -- FIRST SOLD 8/15/02  7.58        9.99
 CLASS R-5 -- FIRST SOLD 5/15/02  7.95       10.61

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Lehman Brothers Global Aggregate   6.64%    7.85%      5.52%         N/A
Index/3/
 Citigroup World Government Bond    6.12     8.41       5.24         7.45%
Index/4/
 Lipper Global Income Funds         7.21     7.60       5.14          N/A/6/
Index/5/
 Consumer Price Index/7/            2.54     2.69       2.44         3.00
-------------------------------------------------------------------------------
 Class A 30-day annualized yield at September 30, 2007: 4.78%/8/
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Class A shares were first sold; therefore, lifetime results are not shown.
4 Citigroup World Government Bond Index (formerly Salomon Smith Barney World
 Government Bond Index) is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries meeting certain market capitalization requirements. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 This index was not in existence as of the date Class A shares were first sold.
 Lifetime results for the Lipper Global Income Funds Average were 7.45%. The
 Lipper Global Income Funds Average is composed of funds with the same characteristics as funds in this index.
7 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
8 Reflects a fee waiver (4.74% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

Capital World Bond Fund / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.50%   0.50%  0.50%  0.50%  0.50%   0.50%
-------------------------------------------------------------------------------
 Distribution and/or service        0.28    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/                  0.20    0.28   0.71   0.31   0.23    0.17
-------------------------------------------------------------------------------
 Total annual fund operating        0.98    1.78   1.96   1.31   0.98    0.67
 expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                       5

                                           Capital World Bond Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 Class A*                       $471    $675    $  896     $1,531
-------------------------------------------------------------------
 Class R-1                       181     560       964      2,095
-------------------------------------------------------------------
 Class R-2                       199     615     1,057      2,285
-------------------------------------------------------------------
 Class R-3                       133     415       718      1,579
-------------------------------------------------------------------
 Class R-4                       100     312       542      1,201
-------------------------------------------------------------------
 Class R-5                        68     214       373        835
-------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       6

Capital World Bond Fund / Prospectus


Investment objective, strategies and risks

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.
Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa or BBB or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser).
The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be suc-

                                       7

                                           Capital World Bond Fund / Prospectus

cessful in doing so. Although the fund is non-diversified, the fund intends to limit the amount it invests in any single issuer.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       8

Capital World Bond Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 8/4/87      7.60%   10.01%    5.84%        7.62%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/28/02  6.81%       8.72%
 CLASS R-2 -- FIRST SOLD 7/9/02   6.79        8.80
 CLASS R-3 -- FIRST SOLD 7/16/02  7.30        9.01
 CLASS R-4 -- FIRST SOLD 8/15/02  7.58        9.99
 CLASS R-5 -- FIRST SOLD 5/15/02  7.95       10.61

                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Lehman Brothers Global      6.64%      7.85%        5.52%           N/A
Aggregate Index/3/
 Citigroup World             6.12       8.41         5.24           7.45%
Government Bond Index/4/
 Lipper Global Income        7.21       7.60         5.14            N/A/6/
Funds Index/5/
 Consumer Price Index/7/     2.54       2.69         2.44           3.00
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 3.33%/8/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Class A shares were first sold; therefore, lifetime results are not shown.
4 Citigroup World Government Bond Index (formerly Salomon Smith Barney World
 Government Bond Index) is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries meeting certain market capitalization requirements. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 This index was not in existence as of the date Class A shares were first sold.
 Lifetime results for the Lipper Global Income Funds Average were 7.45%. The
 Lipper Global Income Funds Average is composed of funds with the same characteristics as funds in this index.
7 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
8 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       9

                                           Capital World Bond Fund / Prospectus

HOLDINGS BY TYPE OF INVESTMENT AS OF SEPTEMBER 30, 2007

[begin pie chart]

Non-U.S corporate bonds & notes         16.0%
U.S. corporate bonds & notes             8.9
Mortgage- and asset-backed
  obligations                            8.6
U.S. Treasury bonds & notes              3.4
U.S. government agency bonds &
  notes                                  0.9
Non-U.S. government/agency
  securities                            53.4
Other securities                         3.3
Short-term securities & other
  assets less liabilities                5.5

[end pie chart]

 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2007
 See the statement of additional information for a description of quality categories.
                                            PERCENT OF NET ASSETS
 U.S. government obligations*                               3.7%
-------------------------------------------------------------------------------
 Federal agencies                                           2.7
-------------------------------------------------------------------------------
 Aaa/AAA                                                   28.4
-------------------------------------------------------------------------------
 Aa/AA                                                     12.4
-------------------------------------------------------------------------------
 A/A                                                       23.1
-------------------------------------------------------------------------------
 Baa/BBB                                                   10.0
-------------------------------------------------------------------------------
 Ba/BB                                                      8.7
-------------------------------------------------------------------------------
 B/B                                                        4.3
-------------------------------------------------------------------------------
 Caa/CCC                                                    1.2

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

 CURRENCY WEIGHTINGS BY REGION AS OF SEPTEMBER 30, 2007

                                   BEFORE                           AFTER
                                   FORWARD                         FORWARD
                                  CONTRACTS                       CONTRACTS

 United States                      34.2%                           28.1%
--------------------------------------------------------------------------------------
 Europe                             38.4                            41.6
--------------------------------------------------------------------------------------
 Asia/Pacific Basin                 16.4                            19.0
--------------------------------------------------------------------------------------
 Other*                             11.0                            11.3
--------------------------------------------------------------------------------------
Currency weightings may differ due to the fund's use of forward currency contracts designed to control its exposure to fluctuations in exchange rates. Short-term investments, cash equivalents, receivables and payables are included in the currency weightings.
--------------------------------------------------------------------------------------

* Argentina, Brazil, Canada, Colombia, Dominican Republic, Egypt, Israel,
 Mexico, Uruguay.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

Capital World Bond Fund / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within

                                       11

                                           Capital World Bond Fund / Prospectus

45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for Capital World Bond Fund are:

                                            PRIMARY TITLE WITH      PORTFOLIO
                           PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/      COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)          IN THIS FUND      EXPERIENCE              OF THE FUND
-------------------------------------------------------------------------------------------

 MARK H. DALZELL            17 years        Senior Vice President   Serves as a
 President                                  - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 30
                                            years in total;
                                            19 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 THOMAS H. HOGH             12 years        Senior Vice President   Serves as a
 Vice President         (plus 2 years of    - Fixed Income,         fixed-income portfolio
                        prior experience    Capital Research        counselor
                             as an          Company
                       investment analyst
                         for the fund)      Investment
                                            professional for 21
                                            years in total;
                                            18 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 JAMES R. MULALLY           20 years        Senior Vice President   Serves as a
                                            - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 31
                                            years in total;
                                            27 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 ROBERT H. NEITHART         8 years         Executive Vice          Serves as a
                        (plus 4 years of    President and           fixed-income portfolio
                        prior experience    Director, Capital       counselor
                             as an          International
                       investment analyst   Research, Inc.
                         for the fund)
                                            Investment
                                            professional for 20
                                            years, all with
                                            Capital Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 SUSAN M. TOLSON            8 years         Senior Vice President   Serves as a
                                            - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 19
                                            years in total;
                                            18 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate

                                       12

Capital World Bond Fund / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       13

                                           Capital World Bond Fund / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series./(R)/ Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       14

Capital World Bond Fund / Prospectus


exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       15

                                           Capital World Bond Fund / Prospectus

the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under
"Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs."

                                       16

Capital World Bond Fund / Prospectus


VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       17

                                           Capital World Bond Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       18

Capital World Bond Fund / Prospectus


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                       19

                                           Capital World Bond Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date
Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of

                                       20

Capital World Bond Fund / Prospectus


 American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       21

                                           Capital World Bond Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       22

Capital World Bond Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to shareholders, usually in March,
June, October and December. It is anticipated that the first three dividends distributed each year generally will be the same; the December dividend may be greater or less than the first three, reflecting the impact of foreign currency transactions or other investments.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                           Capital World Bond Fund / Prospectus

Financial highlights
The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                   INCOME FROM INVESTMENT OPERATIONS/1/
                                                   Net
                                                  gains
                                                 (losses)
                                                    on
                       Net asset                securities
                        value,       Net      (both realized  Total from
                       beginning  investment       and        investment
                        of year     income     unrealized)    operations
--------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007    $18.93       $.84         $1.04         $1.88
Year ended 9/30/2006     19.34        .78          (.23)          .55
Year ended 9/30/2005     19.02        .74           .50          1.24
Year ended 9/30/2004     18.37        .69           .74          1.43
Year ended 9/30/2003     15.60        .72          2.55          3.27
--------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007     18.82        .68          1.04          1.72
Year ended 9/30/2006     19.24        .63          (.23)          .40
Year ended 9/30/2005     18.96        .58           .49          1.07
Year ended 9/30/2004     18.32        .55           .74          1.29
Year ended 9/30/2003     15.57        .58          2.54          3.12
--------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007     18.81        .69          1.04          1.73
Year ended 9/30/2006     19.23        .64          (.23)          .41
Year ended 9/30/2005     18.94        .58           .50          1.08
Year ended 9/30/2004     18.32        .55           .74          1.29
Year ended 9/30/2003     15.57        .58          2.55          3.13
--------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2007    $18.90       $.77         $1.04         $1.81
Year ended 9/30/2006     19.32        .71          (.23)          .48
Year ended 9/30/2005     18.99        .66           .50          1.16
Year ended 9/30/2004     18.32        .63           .75          1.38
Year ended 9/30/2003     15.59        .64          2.53          3.17
--------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2007     18.92        .84          1.04          1.88
Year ended 9/30/2006     19.34        .78          (.24)          .54
Year ended 9/30/2005     19.03        .74           .50          1.24
Year ended 9/30/2004     18.40        .69           .73          1.42
Year ended 9/30/2003     15.63        .70          2.57          3.27
--------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2007     18.95        .90          1.03          1.93
Year ended 9/30/2006     19.35        .83          (.22)          .61
Year ended 9/30/2005     19.04        .79           .50          1.29
Year ended 9/30/2004     18.38        .75           .74          1.49
Year ended 9/30/2003     15.62        .77          2.54          3.31

                              DIVIDENDS AND DISTRIBUTIONS

                       Dividends                       Total
                       (from net   Distributions     dividends      Net asset
                       investment      (from            and       value, end of     Total
                        income)    capital gains)  distributions      year       return/2,3/
----------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007     $(.64)        $  --          $ (.64)        $20.17        10.14%
Year ended 9/30/2006      (.74)         (.22)           (.96)         18.93         3.05
Year ended 9/30/2005      (.82)         (.10)           (.92)         19.34         6.54
Year ended 9/30/2004      (.78)           --            (.78)         19.02         7.96
Year ended 9/30/2003      (.50)           --            (.50)         18.37        21.34
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007      (.51)           --            (.51)         20.03         9.30
Year ended 9/30/2006      (.60)         (.22)           (.82)         18.82         2.22
Year ended 9/30/2005      (.69)         (.10)           (.79)         19.24         5.60
Year ended 9/30/2004      (.65)           --            (.65)         18.96         7.14
Year ended 9/30/2003      (.37)           --            (.37)         18.32        20.33
----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007      (.51)           --            (.51)         20.03         9.34
Year ended 9/30/2006      (.61)         (.22)           (.83)         18.81         2.26
Year ended 9/30/2005      (.69)         (.10)           (.79)         19.23         5.68
Year ended 9/30/2004      (.67)           --            (.67)         18.94         7.18
Year ended 9/30/2003      (.38)           --            (.38)         18.32        20.38
----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2007     $(.58)        $  --          $ (.58)        $20.13         9.74%
Year ended 9/30/2006      (.68)         (.22)           (.90)         18.90         2.68
Year ended 9/30/2005      (.73)         (.10)           (.83)         19.32         6.07
Year ended 9/30/2004      (.71)           --            (.71)         18.99         7.59
Year ended 9/30/2003      (.44)           --            (.44)         18.32        20.81
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2007      (.64)           --            (.64)         20.16        10.08
Year ended 9/30/2006      (.74)         (.22)           (.96)         18.92         3.04
Year ended 9/30/2005      (.83)         (.10)           (.93)         19.34         6.51
Year ended 9/30/2004      (.79)           --            (.79)         19.03         7.91
Year ended 9/30/2003      (.50)           --            (.50)         18.40        21.34
----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2007      (.69)           --            (.69)         20.19        10.43
Year ended 9/30/2006      (.79)         (.22)          (1.01)         18.95         3.36
Year ended 9/30/2005      (.88)         (.10)           (.98)         19.35         6.78
Year ended 9/30/2004      (.83)           --            (.83)         19.04         8.32
Year ended 9/30/2003      (.55)           --            (.55)         18.38        21.60

                                       Ratio of    Ratio of
                                       expenses    expenses
                                      to average  to average
                                      net assets  net assets
                        Net assets,     before      after      Ratio of net
                          end of      reimburse-  reimburse-      income
                           year         ments/      ments       to average
                       (in millions)   waivers    waivers/3/   net assets/3/
-----------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007      $3,569         .98%        .93%          4.32%
Year ended 9/30/2006       2,246         .96         .91           4.19
Year ended 9/30/2005       1,907         .98         .93           3.76
Year ended 9/30/2004       1,166        1.03        1.02           3.74
Year ended 9/30/2003         827        1.09        1.04           4.22
-----------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007           9        1.78        1.71           3.56
Year ended 9/30/2006           3        1.83        1.71           3.40
Year ended 9/30/2005           2        1.85        1.73           2.97
Year ended 9/30/2004           1        1.95        1.82           2.94
Year ended 9/30/2003           1        2.15        1.86           3.32
-----------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007          65        1.96        1.67           3.58
Year ended 9/30/2006          41        2.18        1.70           3.42
Year ended 9/30/2005          26        2.23        1.71           2.99
Year ended 9/30/2004          11        2.51        1.78           2.99
Year ended 9/30/2003           3        2.91        1.81           3.29
-----------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2007      $   73        1.31%       1.26%          4.00%
Year ended 9/30/2006          41        1.32        1.27           3.82
Year ended 9/30/2005          43        1.36        1.32           3.37
Year ended 9/30/2004           8        1.42        1.40           3.38
Year ended 9/30/2003           2        1.73        1.43           3.68
-----------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2007          32         .98         .93           4.34
Year ended 9/30/2006          17         .99         .94           4.17
Year ended 9/30/2005          11         .98         .94           3.77
Year ended 9/30/2004           4        1.11        1.05           3.72
Year ended 9/30/2003       --/4/        2.70        1.08           3.94
-----------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2007         115         .67         .62           4.65
Year ended 9/30/2006          62         .69         .64           4.46
Year ended 9/30/2005          63         .69         .65           4.04
Year ended 9/30/2004          32         .73         .72           4.04
Year ended 9/30/2003          25         .81         .76           4.49

                                       24

Capital World Bond Fund / Prospectus


                                         YEAR ENDED SEPTEMBER 30
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       76%         91%         72%         79%          83%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the years shown, Capital Research and
 Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Amount less than $1 million.

                                       25
                                           Capital World Bond Fund / Prospectus

NOTES

                                       26

Capital World Bond Fund / Prospectus


NOTES

                                       27

                                           Capital World Bond Fund / Prospectus

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[LOGO - recycled bug]

Printed on recycled paper
RPGEPR-931-1207P Litho in USA             Investment Company File No. 811-05104
CGD/MC/8043
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

Capital World
Bond Fund/(R)/

 RETIREMENT PLAN
 PROSPECTUS

 December 1, 2007

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Purchase, exchange and sale of shares
18    Sales charges
20    Sales charge reductions
21    Rollovers from retirement plans to IRAs
22    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.
The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world.  Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States, particularly in countries with developing economies and/ or markets, may be affected to a greater extent.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                           Capital World Bond Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1997  -0.36%
1998  10.16
1999  -3.18
2000   1.46
2001   1.53
2002  16.45
2003  18.86
2004  11.38
2005  -2.86
2006   7.60
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                 8.45%  (quarter ended December 31, 2004)
LOWEST                 -3.57%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 6.68%.

                                       2

Capital World Bond Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 9 reflects the fund's results calculated without a sales charge.

                                       3

                                           Capital World Bond Fund / Prospectus

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 8/4/87     3.57%    9.17%    5.44%        7.41%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/28/02  6.81%       8.72%
 CLASS R-2 -- FIRST SOLD 7/9/02   6.79        8.80
 CLASS R-3 -- FIRST SOLD 7/16/02  7.30        9.01
 CLASS R-4 -- FIRST SOLD 8/15/02  7.58        9.99
 CLASS R-5 -- FIRST SOLD 5/15/02  7.95       10.61

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Lehman Brothers Global Aggregate   6.64%    7.85%      5.52%         N/A
Index/3/
 Citigroup World Government Bond    6.12     8.41       5.24         7.45%
Index/4/
 Lipper Global Income Funds         7.21     7.60       5.14          N/A/6/
Index/5/
 Consumer Price Index/7/            2.54     2.69       2.44         3.00
-------------------------------------------------------------------------------
 Class A 30-day annualized yield at September 30, 2007: 4.78%/8/
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Class A shares were first sold; therefore, lifetime results are not shown.
4 Citigroup World Government Bond Index (formerly Salomon Smith Barney World
 Government Bond Index) is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries meeting certain market capitalization requirements. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 This index was not in existence as of the date Class A shares were first sold.
 Lifetime results for the Lipper Global Income Funds Average were 7.45%. The
 Lipper Global Income Funds Average is composed of funds with the same characteristics as funds in this index.
7 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
8 Reflects a fee waiver (4.74% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

Capital World Bond Fund / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.50%   0.50%  0.50%  0.50%  0.50%   0.50%
-------------------------------------------------------------------------------
 Distribution and/or service        0.28    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/                  0.20    0.28   0.71   0.31   0.23    0.17
-------------------------------------------------------------------------------
 Total annual fund operating        0.98    1.78   1.96   1.31   0.98    0.67
 expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                       5

                                           Capital World Bond Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 Class A*                       $471    $675    $  896     $1,531
-------------------------------------------------------------------
 Class R-1                       181     560       964      2,095
-------------------------------------------------------------------
 Class R-2                       199     615     1,057      2,285
-------------------------------------------------------------------
 Class R-3                       133     415       718      1,579
-------------------------------------------------------------------
 Class R-4                       100     312       542      1,201
-------------------------------------------------------------------
 Class R-5                        68     214       373        835
-------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       6

Capital World Bond Fund / Prospectus


Investment objective, strategies and risks

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.
Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa or BBB or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser).
The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be suc-

                                       7

                                           Capital World Bond Fund / Prospectus

cessful in doing so. Although the fund is non-diversified, the fund intends to limit the amount it invests in any single issuer.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       8

Capital World Bond Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 8/4/87      7.60%   10.01%    5.84%        7.62%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/28/02  6.81%       8.72%
 CLASS R-2 -- FIRST SOLD 7/9/02   6.79        8.80
 CLASS R-3 -- FIRST SOLD 7/16/02  7.30        9.01
 CLASS R-4 -- FIRST SOLD 8/15/02  7.58        9.99
 CLASS R-5 -- FIRST SOLD 5/15/02  7.95       10.61

                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Lehman Brothers Global      6.64%      7.85%        5.52%           N/A
Aggregate Index/3/
 Citigroup World             6.12       8.41         5.24           7.45%
Government Bond Index/4/
 Lipper Global Income        7.21       7.60         5.14            N/A/6/
Funds Index/5/
 Consumer Price Index/7/     2.54       2.69         2.44           3.00
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 3.33%/8/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Class A shares were first sold; therefore, lifetime results are not shown.
4 Citigroup World Government Bond Index (formerly Salomon Smith Barney World
 Government Bond Index) is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries meeting certain market capitalization requirements. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 This index was not in existence as of the date Class A shares were first sold.
 Lifetime results for the Lipper Global Income Funds Average were 7.45%. The
 Lipper Global Income Funds Average is composed of funds with the same characteristics as funds in this index.
7 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
8 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       9

                                           Capital World Bond Fund / Prospectus

HOLDINGS BY TYPE OF INVESTMENT AS OF SEPTEMBER 30, 2007

[begin pie chart]

Non-U.S corporate bonds & notes         16.0%
U.S. corporate bonds & notes             8.9
Mortgage- and asset-backed
  obligations                            8.6
U.S. Treasury bonds & notes              3.4
U.S. government agency bonds &
  notes                                  0.9
Non-U.S. government/agency
  securities                            53.4
Other securities                         3.3
Short-term securities & other
  assets less liabilities                5.5

[end pie chart]

 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2007
 See the statement of additional information for a description of quality categories.
                                            PERCENT OF NET ASSETS
 U.S. government obligations*                               3.7%
-------------------------------------------------------------------------------
 Federal agencies                                           2.7
-------------------------------------------------------------------------------
 Aaa/AAA                                                   28.4
-------------------------------------------------------------------------------
 Aa/AA                                                     12.4
-------------------------------------------------------------------------------
 A/A                                                       23.1
-------------------------------------------------------------------------------
 Baa/BBB                                                   10.0
-------------------------------------------------------------------------------
 Ba/BB                                                      8.7
-------------------------------------------------------------------------------
 B/B                                                        4.3
-------------------------------------------------------------------------------
 Caa/CCC                                                    1.2

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

 CURRENCY WEIGHTINGS BY REGION AS OF SEPTEMBER 30, 2007

                                   BEFORE                           AFTER
                                   FORWARD                         FORWARD
                                  CONTRACTS                       CONTRACTS

 United States                      34.2%                           28.1%
--------------------------------------------------------------------------------------
 Europe                             38.4                            41.6
--------------------------------------------------------------------------------------
 Asia/Pacific Basin                 16.4                            19.0
--------------------------------------------------------------------------------------
 Other*                             11.0                            11.3
--------------------------------------------------------------------------------------
Currency weightings may differ due to the fund's use of forward currency contracts designed to control its exposure to fluctuations in exchange rates. Short-term investments, cash equivalents, receivables and payables are included in the currency weightings.
--------------------------------------------------------------------------------------

* Argentina, Brazil, Canada, Colombia, Dominican Republic, Egypt, Israel,
 Mexico, Uruguay.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

Capital World Bond Fund / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within

                                       11

                                           Capital World Bond Fund / Prospectus

45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for Capital World Bond Fund are:

                                            PRIMARY TITLE WITH      PORTFOLIO
                           PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/      COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)          IN THIS FUND      EXPERIENCE              OF THE FUND
-------------------------------------------------------------------------------------------

 MARK H. DALZELL            17 years        Senior Vice President   Serves as a
 President                                  - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 30
                                            years in total;
                                            19 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 THOMAS H. HOGH             12 years        Senior Vice President   Serves as a
 Vice President         (plus 2 years of    - Fixed Income,         fixed-income portfolio
                        prior experience    Capital Research        counselor
                             as an          Company
                       investment analyst
                         for the fund)      Investment
                                            professional for 21
                                            years in total;
                                            18 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 JAMES R. MULALLY           20 years        Senior Vice President   Serves as a
                                            - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 31
                                            years in total;
                                            27 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 ROBERT H. NEITHART         8 years         Executive Vice          Serves as a
                        (plus 4 years of    President and           fixed-income portfolio
                        prior experience    Director, Capital       counselor
                             as an          International
                       investment analyst   Research, Inc.
                         for the fund)
                                            Investment
                                            professional for 20
                                            years, all with
                                            Capital Research and
                                            Management Company or
                                            affiliate
-------------------------------------------------------------------------------------------
 SUSAN M. TOLSON            8 years         Senior Vice President   Serves as a
                                            - Fixed Income,         fixed-income portfolio
                                            Capital Research and    counselor
                                            Management Company

                                            Investment
                                            professional for 19
                                            years in total;
                                            18 years with Capital
                                            Research and
                                            Management Company or
                                            affiliate

                                       12

Capital World Bond Fund / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       13

                                           Capital World Bond Fund / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series./(R)/ Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       14

Capital World Bond Fund / Prospectus


exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       15

                                           Capital World Bond Fund / Prospectus

the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under
"Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs."

                                       16

Capital World Bond Fund / Prospectus


VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       17

                                           Capital World Bond Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       18

Capital World Bond Fund / Prospectus


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                       19

                                           Capital World Bond Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date
Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of

                                       20

Capital World Bond Fund / Prospectus


 American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       21

                                           Capital World Bond Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       22

Capital World Bond Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to shareholders, usually in March,
June, October and December. It is anticipated that the first three dividends distributed each year generally will be the same; the December dividend may be greater or less than the first three, reflecting the impact of foreign currency transactions or other investments.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                           Capital World Bond Fund / Prospectus

Financial highlights
The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                   INCOME FROM INVESTMENT OPERATIONS/1/
                                                   Net
                                                  gains
                                                 (losses)
                                                    on
                       Net asset                securities
                        value,       Net      (both realized  Total from
                       beginning  investment       and        investment
                        of year     income     unrealized)    operations
--------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007    $18.93       $.84         $1.04         $1.88
Year ended 9/30/2006     19.34        .78          (.23)          .55
Year ended 9/30/2005     19.02        .74           .50          1.24
Year ended 9/30/2004     18.37        .69           .74          1.43
Year ended 9/30/2003     15.60        .72          2.55          3.27
--------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007     18.82        .68          1.04          1.72
Year ended 9/30/2006     19.24        .63          (.23)          .40
Year ended 9/30/2005     18.96        .58           .49          1.07
Year ended 9/30/2004     18.32        .55           .74          1.29
Year ended 9/30/2003     15.57        .58          2.54          3.12
--------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007     18.81        .69          1.04          1.73
Year ended 9/30/2006     19.23        .64          (.23)          .41
Year ended 9/30/2005     18.94        .58           .50          1.08
Year ended 9/30/2004     18.32        .55           .74          1.29
Year ended 9/30/2003     15.57        .58          2.55          3.13
--------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2007    $18.90       $.77         $1.04         $1.81
Year ended 9/30/2006     19.32        .71          (.23)          .48
Year ended 9/30/2005     18.99        .66           .50          1.16
Year ended 9/30/2004     18.32        .63           .75          1.38
Year ended 9/30/2003     15.59        .64          2.53          3.17
--------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2007     18.92        .84          1.04          1.88
Year ended 9/30/2006     19.34        .78          (.24)          .54
Year ended 9/30/2005     19.03        .74           .50          1.24
Year ended 9/30/2004     18.40        .69           .73          1.42
Year ended 9/30/2003     15.63        .70          2.57          3.27
--------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2007     18.95        .90          1.03          1.93
Year ended 9/30/2006     19.35        .83          (.22)          .61
Year ended 9/30/2005     19.04        .79           .50          1.29
Year ended 9/30/2004     18.38        .75           .74          1.49
Year ended 9/30/2003     15.62        .77          2.54          3.31

                              DIVIDENDS AND DISTRIBUTIONS

                       Dividends                       Total
                       (from net   Distributions     dividends      Net asset
                       investment      (from            and       value, end of     Total
                        income)    capital gains)  distributions      year       return/2,3/
----------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007     $(.64)        $  --          $ (.64)        $20.17        10.14%
Year ended 9/30/2006      (.74)         (.22)           (.96)         18.93         3.05
Year ended 9/30/2005      (.82)         (.10)           (.92)         19.34         6.54
Year ended 9/30/2004      (.78)           --            (.78)         19.02         7.96
Year ended 9/30/2003      (.50)           --            (.50)         18.37        21.34
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007      (.51)           --            (.51)         20.03         9.30
Year ended 9/30/2006      (.60)         (.22)           (.82)         18.82         2.22
Year ended 9/30/2005      (.69)         (.10)           (.79)         19.24         5.60
Year ended 9/30/2004      (.65)           --            (.65)         18.96         7.14
Year ended 9/30/2003      (.37)           --            (.37)         18.32        20.33
----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007      (.51)           --            (.51)         20.03         9.34
Year ended 9/30/2006      (.61)         (.22)           (.83)         18.81         2.26
Year ended 9/30/2005      (.69)         (.10)           (.79)         19.23         5.68
Year ended 9/30/2004      (.67)           --            (.67)         18.94         7.18
Year ended 9/30/2003      (.38)           --            (.38)         18.32        20.38
----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2007     $(.58)        $  --          $ (.58)        $20.13         9.74%
Year ended 9/30/2006      (.68)         (.22)           (.90)         18.90         2.68
Year ended 9/30/2005      (.73)         (.10)           (.83)         19.32         6.07
Year ended 9/30/2004      (.71)           --            (.71)         18.99         7.59
Year ended 9/30/2003      (.44)           --            (.44)         18.32        20.81
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2007      (.64)           --            (.64)         20.16        10.08
Year ended 9/30/2006      (.74)         (.22)           (.96)         18.92         3.04
Year ended 9/30/2005      (.83)         (.10)           (.93)         19.34         6.51
Year ended 9/30/2004      (.79)           --            (.79)         19.03         7.91
Year ended 9/30/2003      (.50)           --            (.50)         18.40        21.34
----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2007      (.69)           --            (.69)         20.19        10.43
Year ended 9/30/2006      (.79)         (.22)          (1.01)         18.95         3.36
Year ended 9/30/2005      (.88)         (.10)           (.98)         19.35         6.78
Year ended 9/30/2004      (.83)           --            (.83)         19.04         8.32
Year ended 9/30/2003      (.55)           --            (.55)         18.38        21.60

                                       Ratio of    Ratio of
                                       expenses    expenses
                                      to average  to average
                                      net assets  net assets
                        Net assets,     before      after      Ratio of net
                          end of      reimburse-  reimburse-      income
                           year         ments/      ments       to average
                       (in millions)   waivers    waivers/3/   net assets/3/
-----------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007      $3,569         .98%        .93%          4.32%
Year ended 9/30/2006       2,246         .96         .91           4.19
Year ended 9/30/2005       1,907         .98         .93           3.76
Year ended 9/30/2004       1,166        1.03        1.02           3.74
Year ended 9/30/2003         827        1.09        1.04           4.22
-----------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007           9        1.78        1.71           3.56
Year ended 9/30/2006           3        1.83        1.71           3.40
Year ended 9/30/2005           2        1.85        1.73           2.97
Year ended 9/30/2004           1        1.95        1.82           2.94
Year ended 9/30/2003           1        2.15        1.86           3.32
-----------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007          65        1.96        1.67           3.58
Year ended 9/30/2006          41        2.18        1.70           3.42
Year ended 9/30/2005          26        2.23        1.71           2.99
Year ended 9/30/2004          11        2.51        1.78           2.99
Year ended 9/30/2003           3        2.91        1.81           3.29
-----------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2007      $   73        1.31%       1.26%          4.00%
Year ended 9/30/2006          41        1.32        1.27           3.82
Year ended 9/30/2005          43        1.36        1.32           3.37
Year ended 9/30/2004           8        1.42        1.40           3.38
Year ended 9/30/2003           2        1.73        1.43           3.68
-----------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2007          32         .98         .93           4.34
Year ended 9/30/2006          17         .99         .94           4.17
Year ended 9/30/2005          11         .98         .94           3.77
Year ended 9/30/2004           4        1.11        1.05           3.72
Year ended 9/30/2003       --/4/        2.70        1.08           3.94
-----------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2007         115         .67         .62           4.65
Year ended 9/30/2006          62         .69         .64           4.46
Year ended 9/30/2005          63         .69         .65           4.04
Year ended 9/30/2004          32         .73         .72           4.04
Year ended 9/30/2003          25         .81         .76           4.49

                                       24

Capital World Bond Fund / Prospectus


                                         YEAR ENDED SEPTEMBER 30
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       76%         91%         72%         79%          83%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the years shown, Capital Research and
 Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Amount less than $1 million.

                                       25
                                           Capital World Bond Fund / Prospectus

NOTES

                                       26

Capital World Bond Fund / Prospectus


NOTES

                                       27

                                           Capital World Bond Fund / Prospectus

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[LOGO - recycled bug]

Printed on recycled paper
RPGEPR-931-1207P Litho in USA             Investment Company File No. 811-05104
CGD/MC/8043
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian     Capital Bank and Trust

Capital World Bond Fund, Inc.

Part C
Other Information

Item 23.  Exhibits for Registration Statement (1940 Act No. 811-05104 and 1933 Act. No. 033-12447)

(a-1)
Copy of Articles of Incorporation and Articles of Amendment and Restatement - previously filed (see P/E Amendment No. 15 filed 12/30/97); Articles of Amendment to Articles of Incorporation and Articles Supplementary - previously filed (see P/E Amendment No. 19 filed 3/13/00; Articles Supplementary - previously filed (see P/E Amendment No. 21 filed 3/13/01 and No. 23 filed 2/14/02)

(a-2)	Articles Supplementary as filed with the State of Maryland on 12/13/05 – previously filed (see P/E Amendment No. 29 filed 11/30/06)

(b)	By-laws – By-laws as amended 9/20/07

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 21 filed 3/13/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 11/1/07

(e-1)
Underwriting Contracts – Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 23 filed 2/14/02); Form of Selling Group Agreements – previously filed (see P/E Amendment No. 24 filed 5/13/02; Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 29 filed 11/30/06); and Form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 27 filed 11/30/04)

(e-2)	Form of Amendment to Selling Group Agreement effective 2/1/07 and Form of Amendment to Institutional Selling Group Agreement effective 2/1/07

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan as amended 1/1/05

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06

(h-1)
Other Material Contracts - Form of Amended and Restated Administrative Services Agreement – previously filed (see P/E Amendment No. 28 filed 12/1/05); form of Amended Shareholder Services Agreement and form of Indemnification Agreement - previously filed (see P/E Amendment 27 filed 11/30/04)

(h-2)	Form of Amendment to Shareholder Services Agreement dated 11/1/06

(i)
Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 2 filed 7/31/87; Post-Effective Amendment No. 19 filed 3/13/00; No. 21 filed 3/13/01; No. 23 filed 2/14/02; and No. 24 filed 5/10/02)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 15 filed 12/30/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution - Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 23 filed 2/14/02)

(o)	Reserved

(p-1)	Codes of Ethics – Code of Ethics for The Capital Group Companies dated September 2007

(p-2)	Code of Ethics for Registrant dated December 2005 – previously filed (see P/E Amendment No. 29 filed 11/30/06)

Item 24.                                Persons Controlled by or Under Common Control with the Fund

None

Item 25.                                Indemnification
The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and U.S. Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                                Business and Other Connections of the Investment Adviser

None

Item 27.                                Principal Underwriters

(a)                      American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Regional Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Steven L. Barnes	Senior Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Ian B. Bodell	Senior Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President	None
LAO	David D. Charlton	Director, Senior Vice President	None
LAO	Thomas M. Charon	Regional Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
IRV	Josie Cortez	Assistant Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Thomas E. Cournoyer	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
	James A. DePerno, Jr. 1 Nehercrest Lane Orchard Park, NY 14127	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Senior Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
IRV	Evelyn K. Glassford	Vice President	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
IRV	Steven Guida	Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	David E. Harper	Senior Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Steven J. Hipsley	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Assistant Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Terry W. McNabb	Senior Vice President	None
LAO	Katharine McRoskey	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Heidi J. Novaes	Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Regional Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	David W. Short	Chairman of the Board and Co-Chief Executive Officer	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Regional Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	George F. Truesdail	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None
LAO	Scott D. Zambon	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)None

Item 28.                                                            Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                                                            Management Services

None

Item 30.                                                            Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of November, 2007.

CAPITAL WORLD BOND FUND, INC.

By  /s/ Paul G. Haaga, Jr.
     (Paul G. Haaga, Jr., Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 28, 2007, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Mark H. Dalzell	President and Director
(Mark H. Dalzell)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Sharon G. Moseley	Treasurer
(Sharon G. Moseley)

(3)	Directors:

	Richard G. Capen, Jr.*	Director
	H. Frederick Christie*	Director

	/s/ Mark H. Dalzell	President and Director
(Mark H. Dalzell)

	James G. Ellis*	Director
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Director

	/s/ Abner D. Goldstine	Vice Chairman and Director
(Abner D. Goldstine)

	/s/ Paul G. Haaga, Jr.	Vice Chairman and Director
(Paul G. Haaga, Jr.)

	R. Clark Hooper*	Director
	Richard G. Newman*	Director
	Frank M. Sanchez*	Director
	Steadman Upham*	Director

*By           /s/ Kimberly S. Verdick
Kimberly S. Verdick, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
(Katherine H. Newhall)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rancho Santa Fe, CA, this 3rd day of July, 2007.
        (City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 1st day of July, 2007.
    (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 14th day of July, 2007.
 (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bridgehampton, NY, this 7th day of July, 2007.
       (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA, this 3rd day of July, 2007.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Moultonborough, NH, this 15th day of July, 2007.
        (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 16th day of July, 2007.
     (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of July, 2007.
    (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sheryl F. Johnson Sharon G. Moseley Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 4th day of September, 2007.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member